As filed with the Securities and Exchange Commission on March 1,1999.
                                                         File Nos.
                                                       33-73408,811-8234

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
---------------------------------------------------------------------X

         Pre-Effective Amendment No.
-------------------------------------------------------------------------------

         Post-Effective Amendment No.    8
-------------------------------------------------------------------------------
                                                  X
-------------------------------------------------------------------------------
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 --------------------------------------------------------------------X
-------------------------------------------------------------------------------
         Amendment No.    12
-------------------------------------------------------------------------------
                                        X


                          TIFF INVESTMENT PROGRAM, INC.


               (Exact name of registrant as specified in charter)

                    2405  Ivy  Road,  Charlottesville,   VA  22903  (Address  of
                    principal executive offices)

                   Registrant's telephone number: 800-984-0084


                            DAVID A. SALEM, President
                            Foundation Advisers, Inc.
                    2405 Ivy Road, Charlottesville, VA 22903


                     (Name and address of agent for service) With a copy to:

                            Eric P. Nachimovsky, Esq.
                        Investors Capital Services, Inc.
                          600 Fifth Avenue, 26th Floor
                               New York, NY 10020


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: / / immediately upon filing pursuant to paragraph (b) / / On _____________, pursuant to paragraph (b) / / 60 days after filing, pursuant to paragraph (a)(1) / X/ On May 1, 1999, pursuant to paragraph (a) (1) / / 75 days after filing, pursuant to paragraph
(a) (2) / / On _______________, pursuant to paragraph (a) (2)
       of Rule 485.

Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.





1.  Front and Back Cover Pages                                     Cover Page and Back Cover Page
                                                                   of Prospectus
----------------------------------------------------------------------------------------------------------------------

2.  Risk/Return Summary: Investments,                              Risk/Return Summary: Investments,
    Risks, and Performance                                         Risks, and Performance (in Prospectus)
3.  Risk/Return Summary: Fee Table                                 Risk/Return Summary: Fee Table (in Prospectus)

4.  Investment Objectives, Principal                               Investment Objectives, Principal
    Investment Strategies, and Related Risks                       Investment Strategies, and Related Risks
                                                                   (in Prospectus)

5.  Management's Discussion of Fund Performance                    Management's Discussion of
                                                                   Fund Performance (in Annual Report)

 6.   Management, Organization, and Capital Structure              Management, Organization, and Capital
                                                                   Structure (in Prospectus)
 7.    Shareholder Information                                     Shareholder Information (in
                                                                   Prospectus)

 8.    Distribution Arrangements                                   Distribution Arrangements
                                                                   (in Prospectus)

 9.   Financial Highlights Information                             Financial Highlights Information
                                                                   (in Prospectus)

10.  Cover Page and Table of Contents                              Cover Page and Table of Contents
                                                                   (in Statement of Additional Information)

11.  Fund History                                                  Fund History (in Statement
                                                                   of Additional Information)

12.  Description of the Fund and Its Investments and Risks         Description of the Fund and
                                                                   Its Investments and Risks (in Statement of
                                                                   Additional Information)

13. Management of the Fund                                         Management of the Fund (in
                                                                   Statement of Additional Information)

14. Control Persons and Principal Holder of Securities             Control Persons and Principal Holders of
                                                                   Securities (in Statement of Additional Information)

15. Investment Advisory and Other Services                         Investment Advisory and
                                                                   Other Services (in Statement of
                                                                   Additional Information)

16. Brokerage Allocation and Other Practices                       Brokerage Allocation and
                                                                   Other Practices (in Statement of
                                                                   Additional Information)

17.  Capital Stock and Other Securities                            Capital Stock and Other Securities
                                                                   (in Statement of Additional Information)

18.  Purchase, Redemption and Pricing of Shares                    Purchase, Redemption and Pricing
                                                                   of Shares (in Prospectus)

19.  Taxation of the Fund                                          Taxation of the Fund (in Statement
                                                                   of Additional Information)

20. Underwriters                                                   Distribution of Fund Shares
                                                                   (in Prospectus)

21. Calculation of Performance Data                                Performance Information
                                                                   (in Prospectus); Calculation of
                                                                   Performance Data (in Statement of Additional Information)

22.  Financial Statements                                          Financial Highlights (in Prospectus);
                                                                   Financial Statements (in Statement of
                                                                   Additional Information)

-------------------------------------------------------------------------------





TIFF                                                          Prospectus
Investment
Program                                                    March 1, 1999



TIFF Multi-Asset Fund                                 Available through:
TIFF International Equity Fund                 Foundation Advisers, Inc.
TIFF Emerging Markets Fund                                 2405 Ivy Road
TIFF U.S. Equity Fund                         Charlottesville, VA  22903
TIFF Bond Fund                                      phone:  804-817-8200
TIFF Short-Term Fund                                  fax:  804-817-8231


TIFF Investment Program, Inc. is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders by making available to them a series of investment vehicles, each with its own investment objective and policies. The Funds are available exclusively to foundations and other 501(c)(3) organizations except educational endowments.


===============================================================================
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
===============================================================================

-------------------------------------------------------------------------------


                                    Contents
-------------------------------------------------------------------------------


Highlights..............................................................
Fees and Annual Fund Operating Expenses.................................
Financial Highlights....................................................
About TIP...............................................................
Eligible Investors......................................................
Management and Administration of the Funds..............................
Money Managers..........................................................
Investment Objectives, Policies, and Restrictions.......................
     Summary of Risks
     Fund Descriptions
     Investment Restrictions
Policy Implementation and Risks.........................................
     Investment Strategies
     Types of Investments
Purchases and Redemptions...............................................
Dividends and Distributions.............................................
Tax Considerations......................................................
Member Voting Rights and Procedures.....................................
Performance and Expense Information.....................................
Member Inquiries........................................................
Money Manager and Commingled Investment Vehicle Profiles........Appendix A
Service Provider Profiles.......................................Appendix B

--------------------------------------------------------------------------

                                Fund Descriptions
-------------------------------------------------------------------------------

TIFF Multi-Asset Fund

Investment Objective: To attain a growing stream of current income and appreciation of principal that at least offsets inflation as measured by the U.S.
Consumer Price Index.

Performance Objective: To attain a total return exceeding inflation plus 5% per annum over the long term. To facilitate assessment of active strategies employed by the Fund, the Fund also measures its performance relative to a constructed index including stocks, bonds and short-term securities ("Constructed MAF Benchmark"), net of all expenses, on an annualized basis over a market cycle. TIP's directors believe this Constructed MAF Index constitutes an appropriate long-term asset mix for organizations which seek to maintain the real or inflation.

Investment Universe: The Fund will invest broadly in the available universe of securities domiciled in the United States plus at least ten other countries. Many of these securities will be denominated in currencies other than the U.S. dollar. Under normal circumstances, not more than 40% of the Fund's assets will be invested in emerging markets securities.

Allowable Investments: The types of securities the Fund will hold include US and foreign common stocks (including ADRs and EDRs), debt securities such as those listed in the descriptions of the Bond and Short-Term Funds, securities convertible into common stocks, securities of investment companies and other commingled investment vehicles, subscription rights, warrants, futures contracts, and forward foreign currency exchange contracts.

Investment    Strategies:    The   Fund    seeks   to
outperform its Constructed MAF Benchmark primarily through two key investment strategies:

         Active Security Selection within Asset Class Segments. The Fund retains Money Managers it believes can select securities that will outperform the securities comprising each segment of the Constructed MAF Benchmark.

         Strategic Asset Allocation. The Fund retains Money Managers that can potentially enhance the Fund's returns by rotating Fund assets among multiple asset classes in a timely manner.

The Fund may also engage in duration management, dollar roll transactions, hedging, repurchase and reverse repurchase agreements, securities lending, and short sales.

Risks: The principal risks to which the Fund is exposed include correlation risk, credit risk, currency risk, futures risk, hedging risk, interest rate risk, liquidity risk, market risk, non-diversification risk, and prepayment risk. A description of these terms as well as additional risks that apply to all Funds are provided in the section below entitled Risks.

 (bar chart of total return)

During the year ___ period shown the TIFF Multi-Asset Fund's bar chart, the highest quarterly return was ___% (quarter ending _____ ___, ___) and the lowest quarterly return was _____% (quarter ending ___ ___, ____).



TIFF International Equity Fund

Investment Objective: To attain a growing stream of current income and appreciation of principal that at least offsets inflation as measured by the U.S.
Consumer Price Index.

Performance Objective: To attain a total return that exceeds the net total return (after withholding taxes) of the Morgan Stanley Capital International All Country World Free ex US Stock Index by 1.00%, net of all expenses, on an annualized basis over a market cycle.

Investment Universe: The Fund will invest broadly in the available universe of common stocks of companies domiciled in at least ten countries other than the United States. Most of these securities will be denominated in currencies other than the U.S. dollar. Under normal circumstances, not more than 30% of the Fund's assets will be invested in emerging markets securities.

Allowable Investments: The types of securities the Fund will hold include non-US common stocks (including ADRs and EDRs), securities convertible into common stocks, securities of investment companies and other commingled investment vehicles, securities of US companies that derive a significant portion of revenues from foreign operations, subscription rights, warrants, futures contracts, and forward foreign currency exchange contracts.

Investment    Strategies:    The   Fund    seeks   to
outperform its benchmark primarily through two key investment strategies:

         Active     Security     Selection     within
Countries.   The  Fund  retains  Money   Managers  it
believes can select securities that will outperform the securities of a given country.

         Country   Allocation.   The  Fund  retains  Money   Managers  that  can
potentially enhance the Fund's returns by rotating Fund assets among various countries in a timely manner.

The Fund may also engage in hedging, repurchase and reverse repurchase agreements, securities lending, and short sales.

Risks: The principal risks to which the Fund is exposed include correlation risk, credit risk, currency risk, futures risk, hedging risk, liquidity risk, market risk, and non-diversification risk. A description of these terms as well as additional risks that apply to all Funds are provided in the section below entitled Risks.

 (bar chart of total return)

During the year ___ period shown the TIFF International Equity Fund's bar chart, the highest quarterly return was ___% (quarter ending _____ ___, ___) and the lowest quarterly return was _____% (quarter ending ___ ___, ____).


TIFF Emerging Markets Fund

Investment Objective: To attain a growing stream of current income and appreciation of principal that at least offsets inflation as measured by the U.S.
Consumer Price Index.

Performance Objective: To attain a total return that exceeds the net total return (after withholding taxes) of the Morgan Stanley Capital International Emerging Markets Free Stock Index by 1.00%, net of all expenses, on an annualized basis over a market cycle.

Investment Universe: Emerging markets include any countries having an "emerging stock market" as defined by Morgan Stanley Capital International; with low- to middle-income economies according to the World Bank; or listed in World Bank publications as developing. In order to exploit circumstances in which the Fund's Money Managers believe that securities traded primarily in developed markets are more attractively priced than securities traded primarily in emerging markets, the Fund may invest in these developed markets. The Fund may also invest in securities of U.S. companies which derive, or are expected to derive, a significant portion of their revenues from their foreign operations. Under normal circumstances, not more than 30% of the Fund's assets will be invested in developed market securities and not more than 15% of the Fund's assets will be invested in securities issued by U.S. companies.

Allowable Investments: The types of securities the Fund will hold include non-US common stocks (including ADRs and EDRs), securities convertible into common stocks, securities of investment companies and other commingled investment vehicles, securities of US companies that derive a significant portion of revenues from foreign operations, subscription rights, warrants, futures contracts, and forward foreign currency exchange contracts.

Investment    Strategies:    The   Fund    seeks   to
outperform its benchmark primarily through two key investment strategies:

         Active     Security     Selection     within
Countries.   The  Fund  retains  Money   Managers  it
believes can select securities that will outperform the securities of a given country.

         Country   Allocation.   The  Fund  retains  Money   Managers  that  can
potentially enhance the Fund's returns by rotating Fund assets among various countries in a timely manner.

The Fund may also engage in hedging, repurchase and reverse repurchase agreements, securities lending, and short sales.

Risks: The principal risks to which the Fund is exposed include correlation risk, credit risk, currency risk, futures risk, hedging risk, liquidity risk, market risk, and non-diversification risk. A description of these terms as well as additional risks that apply to all Funds are provided in the section below entitled Risks.

 (bar chart of total return)

During the year ___ period shown the TIFF Emerging Markets Fund's bar chart, the highest quarterly return was ___% (quarter ending _____ ___, ___) and the lowest quarterly return was _____% (quarter ending ___ ___, ____).


TIFF U.S. Equity Fund

Investment Objective: To attain a growing stream of current income and appreciation of principal that at least offsets inflation as measured by the U.S.
Consumer Price Index.

Performance Objective: To attain a total return exceeding the total return of the Wilshire 5000 Stock Index by 0.75%, net of all expenses, on an annualized basis over a market cycle.

Investment Universe: The Fund will invest broadly in the available universe of common stocks of companies domiciled in the United States. Under normal circumstances, not more than 15% of the Fund's assets will be invested in common stocks of foreign issuers.

Allowable Investments: The types of securities the Fund will hold include US and foreign common stocks (including ADRs and EDRs), securities convertible into common stocks, securities of investment companies and other commingled investment vehicles, subscription rights, warrants, and futures contracts.

Investment    Strategies:    The   Fund    seeks   to
outperform its benchmark primarily through two key investment strategies:

         Active   Security   Selection.    The   Fund
retains   Money   Managers  it  believes  can  select
securities that will outperform the securities of a given sector.

         Sector Allocation. The Fund retains Money Managers that can potentially enhance the Fund's returns by rotating Fund assets among various industry and economic sectors in a timely manner.

The Fund may also engage in hedging, repurchase and reverse repurchase agreements, and short sales.

Risks: The principal risks to which the Fund is exposed include correlation risk, credit risk, futures risk, hedging risk, liquidity risk, market risk, and non-diversification risk. A description of these terms as well as additional risks that apply to all Funds are provided in the section below entitled Risks.

 (bar chart of total return)

During the year ___ period shown the TIFF U.S. Equity Fund's bar chart, the highest quarterly return was ___% (quarter ending _____ ___, ___) and the lowest quarterly return was _____% (quarter ending ___ ___, ____).


TIFF Bond Fund

Investment Objective: To attain a high rate of current income, subject to restrictions designed to ensure liquidity and manage exposure to interest rate and credit risk, and to provide a hedge against deflation-induced declines in common stock prices and dividend streams.

Performance Objective: To outperform the Lehman Brothers Aggregate Bond Index by 0.50% (50 basis points), net of all expenses, on an annualized basis over a market cycle.

Investment Universe: The Fund will invest broadly in the available universe of debt securities. Under normal circumstances, not more than 40% of the Fund's assets will be invested in non-dollar denominated securities, and not more than 30% of the Fund's assets will be exposed to foreign currency exchange risk (i.e., invested in non-dollar denominated securities on an unhedged basis). The Fund may own debt securities of all grades, including both rated and unrated securities, provided, however, that not more than 10% of its assets may be invested in securities that are rated below investment grade (i.e., BBB by Standard & Poors Corporation or Baa by Moody's Investors Service, Inc.). (See the Statement of Additional Information for quality rating descriptions.)

Allowable Investments: The types of securities the Fund will hold include US and foreign common stocks (including ADRs and EDRs), securities convertible into common stocks, securities of investment companies and other commingled investment vehicles, subscription rights, warrants, and futures contracts.

Investment Strategies: The Fund seeks to outperform its benchmark through the use of duration, quality, and interest rate management, dollar roll transactions, hedging, repurchase and reverse repurchase agreements, and short sales.

Risks: The principal risks to which the Fund is exposed include correlation risk, credit risk, futures risk, hedging risk, interest rate risk, liquidity risk, market risk, non-diversification risk, and prepayment risk. A description of these terms as well as additional risks that apply to all Funds are provided in the section below entitled Risks.

 (bar chart of total return)

During the year ___ period shown the TIFF Bond Fund's bar chart, the highest quarterly return was ___% (quarter ending _____ ___, ___) and the lowest quarterly return was _____% (quarter ending ___ ___, ____).


TIFF Short-Term Fund

Investment Objective: To attain a high rate of current income, subject to restrictions designed to ensure that the Fund's interest rate risk does not exceed the interest rate risk of a portfolio invested exclusively in six-month U.S. Treasury securities on a constant maturity basis.

Performance  Objective:  To  outperform  the  Merrill
Lynch  182-Day   Treasury  Bill  Index,  net  of  all
expenses.

Allowable   Investments:   The   Fund   will   invest
primarily in short-term  (i.e.,  maturity of one year
or  less)  U.S.   and   non-U.S.   debt   securities,
including:
o securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities;
o obligations issued or guaranteed by a foreign government, or any of its political subdivisions, authorities, agencies or instrumentalities or by supranational organizations;
o        obligations of domestic or foreign corporations or other entities;
o        obligations of domestic or foreign banks;
o        mortgage- and asset-backed securities; and
o short-term securities such as time deposits, certificates of deposit (including marketable variable rate certificates of deposit), and bankers' acceptances issued by a commercial bank or savings and loan association.

Investment  Strategies:  The Fund seeks to outperform its benchmark  through the
use  of  duration,   quality,   and  interest  rate   management,   dollar  roll
transactions, hedging, repurchase and reverse repurchase agreements.

Risks: The principal risks to which the Fund is exposed include correlation risk, credit risk, futures risk, hedging risk, interest rate risk, liquidity risk, market risk, non-diversification risk, and prepayment risk. A description of these terms as well as additional risks that apply to all Funds are provided in the section below entitled Risks.

 (bar chart of total return)

During the year ___ period shown the TIFF Short-Term Fund's bar chart, the highest quarterly return was ___% (quarter ending _____ ___, ___) and the lowest quarterly return was _____% (quarter ending ___ ___, ____).


Risks. General risks associated with the Funds' investment policies and investment strategies are as follows:

Correlation Risk. A Fund may experience changes in value as between the securities held and the value of a particular derivative instrument.

Credit Risk. A security issuer or counterparty to a contract may default or otherwise become unable to honor a financial obligation.

Currency   Risk.   Fluctuations   in  exchange  rates
between the U.S.  dollar and foreign  currencies  may
negatively  affect an  investment.  When  hedges  are
used,  the net  exposure of a Fund to a currency  may
be   different   from  that  of  its   total   assets
denominated in such currency.

Futures Risk. The primary risks of using futures are related to the Money Manager's ability to anticipate correctly the direction of movements in interest rates, securities prices, and foreign currency exchange rates, and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

Hedging  Risk.  Hedging is a strategy  used to offset
investment   risk.   While   hedging  can  reduce  or
eliminate losses, it also reduces or eliminates gains if the hedged investment increases in value.

Interest   Rate   Risk.   The   possibility   that  a
fixed-rate debt instrument will decline in value as a result of a rise in interest rates.

Liquidity Risk. Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices.

Market Risk. The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issue, and entire industry, or the market as a whole.

Non-Diversification Risk. A portfolio is diversified when it spreads investment risk by placing assets in several investment categories. A Fund may invest in a smaller number of individual issuers than a diversified investment company, accordingly, its risk may be higher if a particular investment category suffers from adverse market conditions.

Non-Diversified   Status.   Each  Fund  is  classified  as  a  "non-diversified"
investment company under the Investment Company Act of 1940, as to the proportion of its assets that may be invested in the securities of a single issuer. Because it may invest in a smaller number of individual issuers than a diversified company, a Fund may be riskier than a diversified investment company. However, each Fund intends to abide by certain diversification requirements of the Internal Revenue Code in order to qualify as a regulated investment company. See the section entitled Tax Considerations in the Statement of Additional Information.

Prepayment Risk. Mortgage-backed and other asset-backed securities bear the risk of faster or slower than expected prepayment of principle, which affects the duration and return of the security.




Year 2000 Risk. Many computer systems and applications in use today process transactions using two-digit date fields for the year of the transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900," which could result in processing inaccuracies and computer system failures. This is commonly known as the Year 2000 problem. Should any of the computer systems employed by the Fund's major service providers fail to process Year 2000, that could have a significant negative impact on the Fund's operations and the services that are provided to the Fund's Members. In addition, to the extent that the operations of issuers of securities held by the Fund are impaired by the Year 2000 problem, or prices of securities held by the Funds decline as a result of real or perceived problems related to the Year 2000, the value of the Funds' shares may be materially affected.

Funds' Status. The Fund has been advised that the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent (collectively, the "Service Providers") began to address the Year 2000 issue several years ago in connection with the replacement or upgrading of certain computer systems and applications. During 1997, the Service Providers began a formal Year 2000 initiative, which established a structured and coordinated process to deal with the Year 2000 issue. The Service Providers report that they have completed their assessment of the Year 2000 issues related to its domestic and international computer systems and applications. Currently, TIP's board of directors expects that the full integration testing of these systems and testing of interfaces with third-party suppliers will continue through 1999. At this time, the board of directors believes that the costs associated with resolving this issue will not have a material adverse effect on the Funds' operations.



-------------------------------------------------------------------------------
Risk/Return Table
-------------------------------------------------------------------------------

The table below illustrates the changes in each of the TIFF Funds' yearly performance and show how each Fund's average returns for 1, 5 and 10 years compare with a selected index. Please be aware past performance is not necessarily an indication of how the Fund will perform in the future.


--------------------------------------------------------- --------------------- ------------------ -------------------
              Average Annual Total Returns                    Past 1 Year         Past 5 Years      Since Inception*
       (for the periods ending December 31, 1998)
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------

--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
Multi-Asset
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
    Constructed MAF Benchmark
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
International Equity
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
    Morgan  Stanley  Capital  International  All Country
    World Free ex US Stock Index
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
Emerging Markets
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
    Morgan Stanley  International  Emerging Markets Free
    stock Index
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
U.S. Equity
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
    Wilshire 5000 Stock Index
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
Bond
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
    Lehman Brothers Aggregate Bond Index
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
Short-Term
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
    Merrill Lynch 182-Day Treasury Bill Index
--------------------------------------------------------- --------------------- ------------------ -------------------

* List all Fund inception dates




-----------------------------------------------------

         Fees and Annual Operating Expenses
-----------------------------------------------------

This table describes the fees and expenses that a Member pays when buying or holding shares of a Fund.


-------------------------------------- ------------ ----------------- ------------- ----------- ---------- -----------
             Member Fees               Multi-Asset   International      Emerging    U.S.                   Short-Term
 (paid directly from the investment)                     Equity         Markets       Equity      Bond
-------------------------------------- ------------ ----------------- ------------- ----------- ---------- -----------
-------------------------------------- ------------ ----------------- ------------- ----------- ---------- -----------
Sales Loads                               None            None            None         None       None        None
-------------------------------------- ------------ ----------------- ------------- ----------- ---------- -----------
Transaction Charges
Paid to Funds
(as percentage of transaction amount)
    Entry Fees on Purchases [a]           0.75%          0.75%           1.00%        0.25%       None        None
    Exit Fees on Redemptions [a]          0.75%          0.75%           1.00%        0.25%       None        None
    Exchange Fees [a]                     0.75%          0.75%           1.00%        0.25%       None        None
-------------------------------------- ------------ ----------------- ------------- ----------- ---------- -----------
Annual Operating Expenses
(deducted from Fund assets,
expressed as percentage of average
net assets)
    Adviser Fees (Paid to FAI)            0.20%          0.15%           0.15%        0.15%       0.10%      0.00%
    Money Manager Fees [b]                0.23%          0.75%           0.82%        0.36%       0.22%      0.08%
    Other Expenses [c]                    0.29%          0.31%           0.59%        0.19%       0.24%      0.27%
-------------------------------------- ------------ ----------------- ------------- ----------- ---------- -----------
-------------------------------------- ------------ ----------------- ------------- ----------- ---------- -----------
Total Annual                              0.72%          1.21%           1.56%        0.70%       0.56%      0.35%
Operating Expenses
-------------------------------------- ------------ ----------------- ------------- ----------- ---------- -----------


[a] Entry and Exit Fees of Equity Funds. While the Funds are no load and do not charge sales commissions, all Funds except the Bond and Short-Term Funds assess entry and exit fees as set forth in the above table. These fees are paid directly to the Funds themselves and not to FAI or other Fund service providers. They apply to initial investments in each Fund and all subsequent purchases, exchanges, or redemptions, but not to reinvested dividends or capital gains distributions. These entry and exit fees are designed to allocate transaction costs associated with purchases, exchanges, and redemptions of Fund shares to Members actually making such transactions, rather than to the Funds' other Members. These fees are deducted automatically from the amount invested or redeemed and cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the transaction will not result in significant costs for the affected Fund (e.g., in-kind purchases and redemptions). The Funds reserve the right to redeem in-kind, in readily marketable securities in accordance with the Securities and Exchange Commission's procedures, redemption requests above a specified amount (see Purchases and Redemptions).

[b] Money Manager Fees. The Money Manager fees in the table are estimates for the current fiscal year. The portfolio management fees accrued by all Funds in the determination of daily net asset values are adjusted based on the performance of certain Money Managers relative to specified indices. On an annual basis, the total fees payable to Money Managers that have agreed to performance-based fee arrangements are likely to range as suggested in the graphs furnished in Appendix A and as described in the section of the Statement of Additional Information entitled Performance-Based Fees for Money Managers. As described therein, total Fund expenses will depend in part on the Money Managers' performance (which cannot be estimated with any degree of certainty). These expenses could be higher or lower than the estimated expenses shown in the table. Certain Money Managers receive asset-based fees not tied to performance. The Funds may also gain access to certain money managers via other commingled investment vehicles. The Funds bear their pro rata share of management, performance, and other fees and expenses associated with investments in other commingled investment vehicles.

[c] Other Expenses. This category includes Administration fees, Custody fees, legal, audit, and other miscellaneous Fund expenses, as estimated for the current fiscal year.

Example. This example is intended to help Members compare the cost of investing in a TIFF Fund with the cost of investing in other mutual funds. The example assumes that one invests $10,000 in a Fund for the time periods indicated. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Actual costs may be higher or lower.

For a discussion of the performance-based Money Manager fees, see footnote [b] above.

Expenses per $10,000 Investment


------------------------------- -------------- -------------- -------------- ------------- -------------- -----------
                                   Multi-      International    Emerging         U.S.                     Short-Term
                                    Asset         Equity         Markets        Equity         Bond
------------------------------- -------------- -------------- -------------- ------------- -------------- -----------
1 Year
With redemption                       $23            $21            $36           $12            $6            $5
at end of period
No redemption                         $15            $20            $26           $10            $6            $5
at end of period
------------------------------- -------------- -------------- -------------- ------------- -------------- -----------
3 Years
With redemption                       $39            $54            $70           $28           $18          $15
at end of period
------------------------------- -------------- -------------- -------------- ------------- -------------- -----------
No redemption                         $30            $46            $59           $25           $18          $15
at end of period
------------------------------- -------------- -------------- -------------- ------------- -------------- -----------
5 Years
------------------------------- -------------- -------------- -------------- ------------- -------------- -----------
With redemption                       $56            $82          $106            $44           $31          $26
at end of period
------------------------------- -------------- -------------- -------------- ------------- -------------- -----------
No redemption                         $47            $74            $94           $41           $31          $26
at end of period
------------------------------- -------------- -------------- -------------- ------------- -------------- -----------
10 Years
------------------------------- -------------- -------------- -------------- ------------- -------------- -----------
With redemption                     $108           $164           $208            $93           $70          $59
at end of period
------------------------------- -------------- -------------- -------------- ------------- -------------- -----------
No redemption                         $96          $153           $194            $89           $70          $59
at end of period
------------------------------- -------------- -------------- -------------- ------------- -------------- -----------


-------------------------------------------------------------------------------
                            About TIFF, TIP, and FAI
-------------------------------------------------------------------------------

TIP           TIFF Investment Program, a family of
              no-load mutual funds offered
              exclusively to foundations and other
              501(c)(3) organizations

FAI           Foundation Advisers, Inc., the
              investment adviser of the TIP mutual
              fund family

TIFF          The Investment Fund for Foundations, a
              not-for-profit membership organization
              dedicated to enhancing foundations'
              investment returns


The Cooperative. The TIFF Investment Program, Inc. ("TIP") seeks to improve the net investment returns of its Members by making available to them a series of investment Funds. Each Fund has its own investment objective and policies. The Funds are advised by Foundation Advisers, Inc. ("FAI"). TIP and FAI were organized by The Investment Fund for Foundations ("TIFF"). TIFF is a tax-exempt, not-for-profit, member-controlled organization dedicated to enhancing foundations' investment returns. Although certain members of TIFF's board of trustees serve as directors of TIP and FAI, TIFF does not exercise control over TIP. The directors of TIP are elected by the Members of the Funds. FAI is a director-controlled corporation and a majority of its directors are not affiliated persons or interested persons of TIFF as those terms are defined in the Investment Company Act of 1940 as amended (the "Investment Company Act of 1940").

Multi-Manager Structure. With the exception of the Short-Term Fund, each Fund employs multiple Money Managers. FAI seeks to facilitate the attainment of each Fund's investment and performance objectives by allocating a portion of a Fund's assets to a number of Money Manager. Each Money Manager specializes in a particular market sector and utilizes a particular investment style.


-----------------------------------------------------
                 Eligible Investors
-----------------------------------------------------

Accredited Investors. The TIFF Funds are available only to organizations meeting the eligibility criteria set forth below. Because of the nature of certain investments made by the Multi-Asset, International Equity, and Emerging Markets Funds, shares of these Funds are available only to investors who invest at least $750,000 in TIP or whose net worth exceeds $1.5 million. Organizations wishing to confirm their eligibility should contact FAI.

Eligibility  Criteria.   Organizations   eligible  to
invest in TIP include:

o Organized and operated exclusively for charitable purposes, no part of the net earnings of which inures to the benefit of any private individual or corporation;

o Qualify for exemption from federal income taxes under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended, including:

     Private foundations (including corporate foundations) as defined in Section 509(a) of the Internal Revenue Code that are required to file Form 990-PF annually;

     Community foundations that qualify for membership in the Council on Foundations (whether or not the organization is actually a member of the Council). A list of these qualifications is available upon request from FAI or the Council on Foundations;

     Other 501(c)(3) organizations (except educational endowments) that have received a letter of exemption under Section 501(c)(3) of the Internal Revenue Code.

o    Non-U.S.-based   charitable  organizations  that
     have     received     501(c)(3)      equivalency
     certificates from the Internal Revenue Service;

o    So-called   planned  giving  or  split  interest
     assets of  eligible  organizations  (in order to
     be  eligible,  at least  part of the  income  or
     principal   of  such   assets   must  be   owned
     irrevocably by an eligible organization, and the organization must have legal control over the securities or vehicles in which such assets are invested); and

o    FAI employees.


-----------------------------------------------------


     Management and Administration of the Funds
-----------------------------------------------------

Directors and Officers of TIP and FAI. TIP's board of directors manages and supervises TIP. With the exception of FAI's president, all FAI and TIP directors serve as unpaid volunteers. Individuals currently serving as directors or officers of TIP and FAI are identified below.

Selection Process. Initial members of the boards of FAI and TIP were selected by TIFF's board of trustees. TIP's directors are elected by the Funds' Members (see Member Voting Rights and Procedures, page ---). FAI's directors are elected according to procedures designed to ensure that FAI's directors, officers, and employees remain responsive to Members' needs.


------------------------------------------------------------ ------------------
TIP                                                          FAI
------------------------------------------------------------ ---------------------------------------------------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
                          Directors         Officers                               Directors         Officers
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Unpaid Directors
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Sheryl L. Johns           Chair
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
William F. Nichols        Director                                                 Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Fred B. Renwick           Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
John E. Craig*            Director                                                 Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Gregory D. Curtis                                                                  Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Alice W. Handy                                                                     Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Robert A. Kasdin                                                                   Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
John G. Mebane                                                                     Chair
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Jack R. Meyer                                                                      Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Ann B. Sloane                                                                      Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
David F. Swensen                                                                   Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Jeffrey Tarrant                                                                    Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Arthur Williams III                                                                Director
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------

------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Officers and Paid
Directors
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
David A. Salem*           Director          President                              Director          President
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Esther L. Cash                              Vice Pres/Sec                                            Mng
                                                                                                     Dir/Sec/Treas
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Thomas N. Felker                                                                                     Managing Dir
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Nina F. Scherago
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Meredith A. Shuwall                                                                                  Managing Dir
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
William E. Vastardis                        Treasurer
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------
Carla E. Dearing                            Ast. Treasurer
------------------------- ----------------- ---------------- --------------------- ----------------- -----------------

An asterisk (*) has been placed next to the names of the two members of TIP's board of directors who are "interested persons" by virtue of their affiliations with FAI as defined by the Investment Company Act of 1940.


Biographies of Unpaid Directors

* John E.  Craig,  Jr. is  executive  vice  president
and  treasurer  of The  Commonwealth  Fund,  One East
75th Street,  New York, NY, 10021,  where he oversees
assets   exceeding   $500  million.   Mr.  Craig  was
formerly  assistant  director of the John A. Hartford
Foundation.  He chairs  the  board of the  Non-Profit
Coordinating   Committee  of  New  York,  chairs  the
Investment  Committee of the Social Science  Research
Council, and is a member of the board of the Greenwall Foundation and the Picker Institute. He is chair of the board of The Investment Fund for Foundations.

Gregory  D.  Curtis  is  president  of  Greycourt  & Co.,  607  College  Street,
Pittsburgh, PA, 15232, an investment consulting firm. Mr. Curtis was formerly president of the Laurel Foundation and C.S. May Associates, a diversified investment and financial services firm. He is a trustee of Artists & Cities, the Center for the Study of Community, the Contemporary Arts Stabilization Trust, and St. John's College. He is also a director of several for-profit corporations.

Alice W. Handy is treasurer of the University of Virginia, Box 9012, Charlottesville, VA, 22906, which has endowment assets exceeding $900 million. Ms. Handy was formerly treasurer of the Commonwealth of Virginia. She chairs the Investment Advisory Committee of the Virginia Retirement System and is a member of the board of First Union Bank of Virginia.

Sheryl L. Johns is vice president, treasurer, and chief financial officer of Houston Endowment Inc., 600 Travis, Suite 6400, Houston, TX, 77002, a private foundation with assets exceeding $1 billion. She was formerly a manager with the accounting firm of Ernst & Young. Ms. Johns is a Certified Management Accountant as well as a Certified Public Accountant. She serves on the Budget and Finance Committee and Executive Committee of the Conference of Southwest Foundations, as a trustee of The Investment Fund for Foundations, and as chair of the TIFF Investment Program, Inc.

Robert A. Kasdin is treasurer and chief financial officer of The University of Michigan, 503 Thompson Street, Ann Arbor, MI, 48109. Mr. Kasdin was formerly treasurer and chief investment officer of The Metropolitan Museum of Art and vice president and general counsel of the Princeton University Investment Company. He is a member of the Finance Committee of the Rockefeller Brothers Fund and of the Board of Directors of the Institute for Ecosystem Studies.

John G. Mebane, Jr. is chief investment officer of The Duke Endowment, 100 North Tryon Street, Charlotte, NC, 28202, a private foundation with assets exceeding $1.9 billion. He was formerly vice president and manager of Personal Trust Portfolio Management at Wachovia Bank in Winston-Salem, NC. He serves as president of the Christ Episcopal Church Foundation, on the Investment Committee of the Episcopal Diocese of North Carolina, as a trustee of the Mary Duke Biddle Foundation, and chairs the board of Foundations Advisers, Inc. He is a Chartered Financial Analyst.

Jack R. Meyer is president and chief executive officer of Harvard Management Company (HMC), 600 Atlantic Avenue, Boston, MA, 02110. HMC is the endowment management subsidiary of Harvard University, which has endowment assets exceeding $9 billion. Mr. Meyer was formerly treasurer and chief investment officer of the Rockefeller Foundation, deputy comptroller of New York City, and a director of the Investor Responsibility Research Center.

William F. Nichols is treasurer of the William and Flora Hewlett Foundation, 525 Middlefield Road #200, Menlo Park, CA, 94025, which has assets exceeding $1.8 billion. He is also treasurer and a trustee of Channing House.

Fred B. Renwick is professor of finance at the Leonard M. Stern School of Business, New York University, 44 West 4th Street, Suite 9-190, New York, NY, 10012. Professor Renwick is chair of the Finance Committee of Morehouse College and chair of the Investment Committees of the American Bible Society and Wartburg Home Foundation. He was formerly vice chair of the Board of Pensions of the Evangelical Lutheran Church of America.

Ann Brownell Sloane is president of Sloane & Hinshaw, 165 East 72nd Street, New York, NY, 10021, a firm that furnishes strategic, financial planning and management services to foundations and other tax-exempt grantmaking organizations. Ms. Sloane is a former trustee of Swarthmore College and continues as a member for 20 years of the Investment Committee of its Board of Managers.

David F. Swensen is chief investment officer of Yale University, 230 Prospect Street, New Haven, CT, 06511, which has assets exceeding $6 billion. Mr. Swensen was formerly an associate at Salomon Brothers and a senior vice president at Lehman Brothers. He is a lecturer in Yale College, management fellow at Yale's School of Management, and a trustee of The Carnegie Institution of Washington. He is a member of the Investment Advisory Committees of the Carnegie Corporation, Edna McConnell Clark Foundation, and Howard Hughes Medical Institute.

Jeffrey Tarrant is president of Arista Group, Inc., 712 Fifth Avenue, New York, NY, 10019, an investment advisory firm advising the Sidney Kimmel Foundation and the Kimmel family private portfolio. He was formerly president of Thurn und
Taxis of America, Inc. and manager of the Thurn und Taxis family capital portfolio (Regensburg, Germany).

Arthur Williams III is president of Pine Grove Associates, Inc., 382 Springfield Avenue, Summit, NJ, 07901, a consulting and asset management firm providing services to high net worth families and institutions. He is former director of retirement plan investments and other investment programs for McKinsey & Company, Inc. He is the author of Managing Your Investment Manager and a member of the Nominating Committee of the Institute for Quantitative Research in Finance. He also serves as trustee for a number of families.

Biographies of Officers

Esther L. Cash is managing director of Foundation Advisers Inc., 2405 Ivy Road, Charlottesville, VA, 22903, and managing director of The Investment Fund for Foundations. Prior to joining FAI, Ms. Cash was employed by Grantham, Mayo, Van Otterloo & Co. ("GMO"), where her responsibilities included operations, investment research, asset allocation, regulatory compliance, and communications for GMO's institutional mutual funds. Prior to joining GMO, she was employed by Cambridge Associates, Inc., where she was involved in systems design, research, and consulting.

Carla E.  Dearing  is  president  and  co-founder  of
Investors Capital  Services,  Inc., 600 Fifth Avenue,
26th   Floor,   New   York,   NY,   10020.   (For   a
description   of  Investors   Capital,   see  Service
Provider   Profiles.)  Ms.  Dearing  was  formerly  a
vice  president  of Morgan  Stanley & Co.,  where her
responsibilities   included   product   planning  and
development     for    Morgan     Stanley     Capital
International (MSCI).

Thomas N. Felker is managing director of Foundation Advisers Inc., 2405 Ivy Road, Charlottesville, VA, 22903, and managing director of The Investment Fund for Foundations. Prior to joining FAI, Mr. Felker was head of pension investments for Fort James Corporation, where his responsibilities included formulating investment policy and evaluating money managers. Prior to joining Fort James, Mr. Felker was a tax manager and auditor at Ernst & Young. He is a Chartered Financial Analyst.

* David A. Salem is president of Foundation Advisers, Inc., 2405 Ivy Road, Charlottesville, VA, 22903, and president and chief executive officer of The Investment Fund for Foundations. Prior to assuming FAI's presidency in 1993, Mr. Salem was a partner in the Boston-based investment advisory firm Grantham, Mayo, Van Otterloo & Co., where his responsibilities included asset allocation and strategic planning. Prior to joining GMO, Mr. Salem was a managing director of Cambridge Associates, Inc., which provides investment and financial planning services primarily to not-for-profit endowed institutions. He has served on the faculties of Middlebury College and the University of Virginia and in the Office of the Counsel to the President of the United States. Mr. Salem is a trustee of the Core Knowledge Foundation and is former co-chair of the Cabinet of the Thomas A. Jefferson Memorial Foundation (Monticello).

Nina F. Scherago is managing director of Foundation Advisers Inc., 2405 Ivy Road, Charlottesville, VA, 22903, and managing director of The Investment Fund for Foundations. Prior to joining FAI, Ms Scherago was director of private investments of the Howard Hughes Medical Institute, where she oversaw a private investment portfolio of approximately $1.2 billion. Prior to joining Howard Hughes, Ms. Scherago was with the investment banking firm of Alex Brown & Sons. She is a Chartered Financial Analyst.

Meredith A. Shuwall is managing director of Foundation Advisers Inc., 2405 Ivy Road, Charlottesville, VA, 22903, and managing director of The Investment Fund for Foundations. Prior to joining FAI, Ms. Shuwall was a vice president at Vrolyk & Company, where her responsibilities included providing financial advisory and merger and acquisition services for private companies. Prior to joining Vrolyk, Ms. Shuwall was an associate at Onyx Partners, Inc., where she managed an opportunistic real estate fund.

William E. Vastardis is managing director of fund administration of Investors Capital Services, Inc., 600 Fifth Avenue, 26th Floor, New York, NY, 10020. Prior to joining Investors Capital, Mr. Vastardis served as vice president and head of the private label mutual fund administration division of the Vanguard Group, Inc. (1984-92) and in Vanguard's fund accounting operations (1978-84). The Vanguard Group, headquartered in Malvern, PA, is the second largest mutual fund family in the U.S.

Remuneration     of    Directors     and    Officers;
Reimbursement    of    Expenses.     The    following
individuals  receive  remuneration for their services
as  directors  or officers of TIP or FAI:  Ms.  Cash,
Ms. Dearing,  Mr. Felker,  Mr. Salem,  Ms.  Scherago,
Ms.  Shuwall,  and  Mr.  Vastardis.   Ms.  Cash,  Mr.
Felker,  Mr. Salem,  Ms.  Scherago,  and Ms.  Shuwall
are   paid   employees   of  FAI   and   receive   no
compensation  directly  from  TIP.  Ms.  Dearing  and
Mr.   Vastardis  are  paid   employees  of  Investors
Capital and  receive no  compensation  directly  from
FAI  or   TIP.   FAI  and   TIP   directors   may  be
reimbursed    for   their    out-of-pocket    outlays
associated with attending board meetings.

The Adviser. FAI, with principal offices at 2405 Ivy Road, Charlottesville, VA 22903, is a non-exempt membership corporation that serves as the Adviser to all Funds. FAI was formed to facilitate investment by private foundations, community foundations, and other 501(c)(3) organizations in stocks, securities, and other assets. FAI's affairs are managed by its board of directors. FAI's directors are members of the corporation and are "controlling persons" (as defined in the Rules and Regulations of the Securities and Exchange Commission) of FAI. This limitation does not prevent payment of reasonable compensation for services rendered in carrying out FAI's activities.

Advisory   Agreement.   Pursuant   to   each   Fund's
Advisory Agreement with TIP, FAI:
1. develops investment programs, selects Money Managers, and monitors their investment activities and results;
2. provides or oversees the provision of all general management, investment advisory, and portfolio management services to TIP; and
3. provides TIP with office space, equipment, and personnel.

Other FAI Investment Advisory Duties.  FAI also:
1. allocates and reallocates each Fund's assets among the Money Managers; 2. identifies appropriate commingled investment vehicles in which to invest Funds' assets; and 3. invests funds held in the form of cash reserves pending allocation to Money Managers or distribution to
     Members.

Adviser Compensation. As compensation for services rendered by FAI under the Advisory Agreement, each Fund pays FAI a maximum monthly fee calculated by applying the following annual basis point rates to such Fund's average daily net assets for the month (100 bp equals 1.00%):


------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
                                  Multi-     International   Emerging        U.S                         Short-
Assets                             Asset        Equity        Markets      Equity         Bond            Term
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On first $500 million              20 bp         15 bp         15 bp        15 bp         10 bp           3 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On next $500 million               18 bp         13 bp         13 bp        13 bp          8 bp           3 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On next $500 million               15 bp         11 bp         11 bp        11 bp          6 bp           2 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On next $500 million               13 bp          9 bp          9 bp         9 bp          5 bp           2 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On next $500 million               11 bp          7 bp          7 bp         7 bp          4 bp           1 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On remainder (>$2.5 billion)        9 bp          5 bp          5 bp         5 bp          3 bp           1 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------


Because FAI does not seek to earn a profit, it may waive a portion of its fees from time to time. FAI is currently waiving its advisory fees on the Short-Term Fund and has agreed to continue to do so until further notice.

Money Managers

Discretion Afforded Money Managers. Each Money Manager has discretion to purchase and sell securities for its allocated portion of a Fund's assets, subject to written investment objectives, policies, and restrictions. For separate accounts, these guidelines are developed by TIP's board of directors and FAI; for commingled investment vehicles, the guidelines are typically developed by the vehicles' management and reviewed by TIP and FAI. Although the Money Managers' activities are subject to general oversight by the boards of directors and officers of TIP and FAI, neither the boards nor the officers of FAI evaluate the investment merits of the Money Managers' individual security selections.

Manager Selection Process. With the exception of funds held in the form of cash reserves pending allocation to Money Managers or distribution to Members, the assets of each Fund are allocated by FAI among the Money Managers profiled in Appendix A. The Money Managers' investment approaches are described therein. FAI is responsible for identifying qualified Money Managers and negotiating the Agreement terms under which they will provide services to the Funds. These Agreements are submitted for approval by TIP's board of directors. TIP's board of directors retains the right to disapprove the hiring of Money Managers and to terminate Agreements (subject to termination provisions contained therein) between TIP and all service providers employed by it, including FAI and the Money Managers.

Money Manager Agreements. In order to preserve the flexibility needed to respond to changes in TIP's operating environment, the Agreements between TIP and each Money Manager do not specify the percentage of a Fund's assets to be allocated to the Money Manager. Members and prospective Members seeking to know the actual allocation of each Fund's assets across Money Managers at a given time can obtain this information by contacting FAI.


----------------------------------------------------
 Investment Objectives, Policies, and Restrictions
                    of the Funds
----------------------------------------------------

Overview.   Each  Fund  has  a  fundamental  investment  objective  and  certain fundamental policies and restrictions. These fundamental policies and restrictions may be changed only with the approval of the Fund's Members holding a majority of that Fund's outstanding voting securities. Other policies and restrictions reflect proposed practices of the Funds and may be changed by the Funds' board of directors without Member approval.

Investment Objectives and Policies. A Fund's fundamental policies include its Investment Objective and the types of securities in which it will invest. Ordinarily, each Fund will invest more than 80% of its assets in such securities. There can be no assurance a Fund will attain its Investment Objective.

Performance Objectives. Performance Objectives and certain other Fund policies are not fundamental and may be changed without Member approval upon notice to Members. A Fund's Performance Objective serves to monitor its success over a full market cycle (for these purposes, a market cycle is defined as the period from the peak of one rising market to the peak of the next rising market, or the corresponding troughs of falling markets). The performance of each Fund, when compared to its specified index, can be expected to vary from year to year. The Funds attempt to attain their Performance Objectives over a combination of rising and falling markets, not during a single rising or falling market or a defined time period (such as one year).




----------------------------------------------------
             Purchases and Redemptions
----------------------------------------------------

Application. An Account Application must be completed and submitted by each TIP investor. Accompanying the completed application, members must also submit a copy of their tax exempt status from the IRS. Organizations admitted as Members of TIP that are subsequently determined to be ineligible will be asked to redeem all shares that they hold in all TIP Funds.

Net Asset Value. The price at which a Member purchases or redeems shares of a Fund is equal to the net asset value (the "NAV") per share of the Fund as determined on the effective date of the purchase or redemption. The NAV is calculated by taking the total value of a Fund's assets, subtracting the Fund's liabilities, and dividing the result by the number of Fund shares outstanding. This calculation is performed by the Fund Accounting Agent, Investors Bank & Trust, at the end of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on the days that the New York Stock Exchange, the Federal Reserve Bank of New York, the Distributor, the Administrator, the Transfer Agent, and the Custodian are all open for business, which is typically Monday through Friday, except holidays ("Business Days").

Fees.  Purchases  and  redemptions  of shares in the
Funds  include  no  sales  charges.   However,   the
Multi-Asset,    International    Equity,    Emerging
Markets,  and U.S.  Equity  Funds  assess entry fees
(on purchases) and exit fees (on redemptions) as set forth in the section entitled Fees and Annual
Fund Operating Expenses.

Offering Dates, Times and Prices . The Fund continuously offers Fund shares and purchases may be made on any business day. Fund shares may be purchased at each Fund's net asset value, next determined after an order and payment are received, the order has been accepted, and any applicable entry fee has been deducted. Each Fund's net asset value is determined on the basis of market prices. All purchases, except in-kind purchases, must be made in U.S. dollars. The Funds reserve the right to reject any purchase order. Share purchase orders are deemed accepted when Investors Capital receives a completed Account Application (and other required documents) and funds become available to TIP in TIP's account with the Custodian as set forth below.

Investment Minimums. The minimum initial investment in each Fund is $100,000, with the exception of the Short-Term Fund which has a minimum initial investment of $50,000. The individual Fund minimum may be waived if a Member invests at least $750,000 in any combination of Funds. Minimums may be waived for FAI employees. Redemptions may be made in any amount.

Order and Payment  Procedures.  To  purchase  shares
on  a  particular   Business   Day,  the   following
procedures apply:

When Allowed               Purchases  may be made on
                           any Business Day.

Payment Procedure          Federal  funds  should be
                           wired   to   the   Funds'
                           Custodian   and  Transfer
                           Agent,  Investors  Bank &
                           Trust  Company,   Boston,
                           Massachusetts.       (See
                           Wiring       Instructions
                           below.)

Procedure                  A  purchaser   must  call
                           TIP    at    800-984-0084
                           prior   to   11:00   a.m.
                           Eastern  time  to  inform
                           TIP of the incoming  wire
                           transfer     and     must
                           clearly   indicate  which
                           Fund     is     to     be
                           purchased.   If   federal
                           funds  are   received  by
                           TIP by 1:00 p.m.  Eastern
                           time,  the order  will be
                           effective on that day.

Notification               If      TIP      receives
                           notification  after 11:00
                           a.m.  Eastern time and if
                           federal   funds  are  not
                           received by the  Transfer
                           Agent   by   1:00    p.m.
                           Eastern    time,     such
                           purchase  order  shall be
                           executed  as of the  date
                           that  federal  funds  are
                           received   by  1:00  p.m.
                           Eastern time.

Converted Funds            Funds    transferred   by
                           bank  wire may or may not
                           be     converted     into
                           federal  funds  the  same
                           day,   depending  on  the
                           time   the    funds   are
                           received   and  the  bank
                           wiring  the   funds.   If
                           funds  are not  converted
                           the same  day,  they will
                           be  converted   the  next
                           business day.

Redemption   Procedures.   To  redeem  shares  on  a
particular Business Day, the following procedures apply:

Type of Redemption Full and fractional shares may be redeemed upon Members' request, in any amount.

Who May Redeem             Only  a  Member   or  any
                           authorized    agent    as
                           designated     on     the
                           Member's          Account
                           Application  may  request
                           a redemption.

Notification               The  Member  must  inform
                           FAI  of  the   dollar  or
                           share    amount   to   be
                           redeemed,  the account to
                           which    the     proceeds
                           should   be   wired   (as
                           designated     on     the
                           Account     Application),
                           and  the  Member's   name
                           and account number.

Time of Notice TIP must receive notice of redemption by 11:00 am Eastern time on any Business Day.

Late Notice                If    the    notice    is
                           received  on a  day  that
                           is  not a  Business  Day,
                           or   after    1:00   p.m.
                           Eastern  time, it will be
                           deemed   received  as  of
                           the next Business Day.

Redemption                 Price  The  redemption  will be  based on the NAV per
                           share next  determined  after receipt by the Transfer
                           Agent of proper
                           notice.

Payment                    Payment   generally  will
                           be   made   on  the   day
                           following    receipt   of
                           notice,      less     any
                           applicable    exit   fee,
                           except that TIP  reserves
                           the    right   to   delay
                           payment  for up to  seven
                           business days.

Telephone Redemption Option. A Member may request a redemption by calling FAI. TIP, FAI, Investors Capital, or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If TIP does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. TIP, FAI, Investors Capital, or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. TIP will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. No bank instruction changes will be accepted via telephone and all changes to a Member's wiring instructions will require a signature guarantee by a qualified financial institution.

Potential In-Kind Redemptions. According to the Security and Exchange Commission's procedures, the Funds reserve the right to redeem in-kind, in readily marketable securities, any redemption request by a Member if the aggregate market value of the shares being redeemed by that Member during any 90-day period exceeds the lesser of $250,000 or 1% of the Fund's net asset value during such period. Redemptions in-kind entail the distribution to a redeeming Member of readily marketable securities held by the Fund whose shares it seeks to redeem, selected by FAI in its discretion, as opposed to the cash distributions normally made to redeeming Members.

Exchange Privilege. One Fund's shares may be exchanged for shares of any other of the Funds based on the respective net asset values of the shares involved in the exchange. The minimum for such an exchange is $5,000. An exchange order is treated as a redemption, followed by a purchase for tax purposes and for purposes of determining whether an entry or exit fee should be assessed. Investors wishing to make exchange requests should telephone FAI. The exchange privilege is available only in states where the exchange legally may be made.

Wire Transfer Instructions. A Member's bank may impose its own processing for outgoing wires (in connection with purchases of Fund shares) or incoming wires (in connection with redemptions of Fund shares). A Member may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to FAI with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by FAI, Investors Capital, or the Transfer Agent.



                            Funds should be wired to:
                           Investors Bank & Trust Co.
                              Boston, Massachusetts
                                 ABA#: 011001438
                            Attention: Transfer Agent
                           Deposit Account: 433334444
                     Further Credit: TIFF Investment Program
                     Member Name: Name of your organization


--------------------------------------------------------------------------------
                           Dividends and Distributions
--------------------------------------------------------------------------------

Intended Distribution Schedule. Each Fund intends to distribute to its Members substantially all of its net investment income and its net realized long- and short-term capital gains. Net investment income includes dividends, interest, and other ordinary income, net of expenses. The intended payment schedules are summarized in the following table:


 ...................................................................................................................
                        Multi-      International     Emerging         U.S.                          Short-
 ...................................................................................................................
                         Asset         Equity          Markets        Equity          Bond            Term

Dividends

Declared             Semi-Annually  Semi-Annually     Annually       Quarterly        Daily           Daily

Reinvested               July/          July/         December      April/July    Last Business   Last Business
                       December       December                        October     Day of Month    Day of Month
                                                                     December

Paid                     July/          July/         December      April/July   First Business  First Business
                       December       December                        October     Day of Month    Day of Month
                                                                     December

Capital Gains

Declared               Annually       Annually        Annually       Annually       Annually        Annually
Reinvested             December       December        December       December       December        December
Paid                   December       December        December       December       December        December


In order to satisfy certain distribution requirements, a Fund may declare special year-end dividends and capital gains distributions, typically during October, November, or December, to Members of record in such month. Such distributions, if paid to Members by January 31 of the following calendar year, are deemed to have been paid by a Fund and received by Members on December 31 of the year in which they were declared. TIP will seek to provide to Members as much notice as possible regarding the timing of all distributions.

Distribution Options

Option 1 - Automatic Reinvestment of Distributions. Dividends and capital gains are automatically reinvested in additional shares of a Fund at the net asset value per share according to the schedule listed above.

Option 2 - Receive Cash. Dividends and capital gains are paid in cash according to the schedule listed above.

Option 3 - Receive Dividends in Cash and Reinvest Capital Gains. Dividends are paid in cash and capital gains are automatically reinvested in additional shares of a Fund at the net asset value per share according to the schedule listed above.

Additional Redemption Options. Member may elect additional redemption options when completing the Account Application. Members wishing to adopt a fixed dollar amount or percentage distribution should contact FAI to arrange for such specific distributions. Members can change their distribution options by contacting FAI in writing by the record date of the applicable dividend.

Tax-Related Warning to Private Foundations. If a private foundation subject to excise taxation purchases shares shortly before a distribution of dividends and capital gains, a portion of its investment will be classified as a taxable distribution (regardless of whether it reinvests distributions or takes them in cash).


-----------------------------------------------------
                 Tax Considerations
-----------------------------------------------------

The following discussion is for general information only. Members and prospective Members should consult with their own tax advisers as to the tax consequences of an investment in a Fund, including the status of distributions from each Fund under applicable state or local laws.

Federal Taxes. Each Fund intends to qualify annually and elect to be treated as a regulated investment company ("RIC") under the Internal Revenue Code. To qualify, a Fund must meet certain income, distribution, and diversification requirements. In any year in which a Fund qualifies as a RIC and distributes all of its taxable income on a timely basis, the Fund generally will not pay U.S. federal income or excise tax. Each Fund intends to distribute all of its taxable income by automatically reinvesting such amount in additional shares of the Fund and distributing those shares to its Members, unless a Member elects, on the Account Application Form, to receive cash payments for such distributions.

Tax Treatment of Distributions. Dividends paid by a Fund from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. Member as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction (assuming that the deduction is otherwise allowable in computing a Member's federal income tax liability). Any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated as capital gain dividends are taxable to Members as long-term capital gains, regardless of how long they have held their Fund shares. Dividends are taxable to Members in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November, or December with a record date in any such month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Members in the calendar year in which the distributions are declared, rather than the calendar year in which they are received. Each Fund will inform Members of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Tax Treatment of Capital Transactions. Any gain or loss realized by a Member upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in a complete liquidation of the Fund, generally will be a capital gain or loss. Such capital gain or loss will be either long term or short term, depending upon the Member's holding period for the shares.

State and Local Taxes. A Fund may be subject to state, local, or foreign taxation in any jurisdiction in which it may be deemed to be doing business. Fund distributions may be subject to state and local taxes. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities, and instrumentalities may be exempt from state and local taxes in certain states.

Further information relating to tax consequences is contained in the Statement of Additional Information.


-----------------------------------------------------
                Financial Highlights
-----------------------------------------------------

The financial highlights tables are intended to help Members understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Pricewaterhouse Coopers LLC, whose report is included along with the Funds' financial statements in the Annual Report (available upon request).


TIFF Multi-Asset Fund
------------------------------------------ ---------------- --------------- --------------- ---------------------
For a share outstanding                    Year Ended       Year Ended      Year Ended      Period from
throughout each period                     12/31/98         12/31/97        12/31/96        3/31/95* to 12/31/95
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Per Share Data
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Net Asset Value, beginning of period                        $12.08          $11.13          $10.00
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Income from investment operations
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Net investment income                                       0.44            0.17            0.26
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Net realized and unrealized gain                            0.21            1.45            1.14
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Total from investment operations                            0.65            1.62            1.40
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Less distributions from
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Net investment income                                       (0.30)          (0.18)          (0.24)
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Amounts in excess of                                        (0.15)          (0.13)
net investment income
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Net realized gains                                          (0.63)          (0.36)          (0.03)
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Total distributions                                         (1.08)          (0.67)          (0.27)
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Net asset value, end of period                              $11.65          $12.08          $11.13
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Total return (d)                                            5.51%           14.72%          13.87%   (b)
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Ratios/Supplemental Data
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Net assets, end of period (000s)                            $382,317        $218,244        $92,630
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Ratio of expenses to average net assets                     0.72%           1.03%           0.80%    (a)
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Ratio of net investment income                              3.30%           1.99%           4.00%    (a)
to average net assets
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Portfolio turnover                                          181.51%         100.66%         97.35%   (b)
------------------------------------------ ---------------- --------------- --------------- ---------------------
------------------------------------------ ---------------- --------------- --------------- ---------------------
Average commission rate per share (c)                       $0.0132         $0.0145         NA
------------------------------------------ ---------------- --------------- --------------- ---------------------


(a) Annualized. (b) Not annualized. (c) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996. (d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees. NA Not applicable. * Commencement of operations.



TIFF International Equity Fund

---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
For a share outstanding                        Year Ended    Year Ended    Year Ended    Year Ended    Period from
throughout each period                         12/31/98      12/31/97      12/31/96      12/31/95      5/31/94* to
                                                                                                       12/31/94
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Per Share Data

---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Net Asset Value, beginning of period                         $12.19        $10.82        $9.98         $10.00
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Income from investment operations
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Net investment income                                        0.17          0.10          0.15          0.05
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Net realized and unrealized gain (loss)                      (0.06)        1.62          0.83          0.06
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Total from investment operations                             0.11          1.72          0.98          0.11
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Less distributions from
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Net investment income                                        (0.16)        (0.09)        (0.14)        (0.04)
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Amounts in excess of net investment income                   (0.09)                                    (0.01)
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Net realized gains                                           (0.28)        (0.26)
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Amounts in excess of net realized gains                                                                (0.08)
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Total distributions                                          (0.53)        (0.35)        (0.14)        (0.13)
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Net asset value, end of period                               $11.77        $12.19        $10.82        $9.98
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Total return (e)                                             0.91%         15.94%        9.85%         0.98%      (b)(c)
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Ratios/Supplemental Data

---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Net assets, end of period (000s)                             $241,072      $219,458      $155,422      $89,309
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Ratio of expenses to average net assets                      1.21%         1.11%         1.05%         1.08%        (a)
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Ratio  of  expenses  to  average  net  assets                1.21%         1.11%         1.05%         1.27%        (a)
before expense waivers
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Ratio of net  investment  income  to  average                0.72%         0.91%         1.48%         0.95%        (a)
net assets
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Portfolio turnover                                           25.55%        32.40%        32.91%        14.71%       (b)
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------
Average commission rate per share (d)                        $0.0070       $0.0095       NA            NA
---------------------------------------------- ------------- ------------- ------------- ------------- ---------------

 (a) Annualized. (b) Not annualized. (c) Total return would have been lower had certain expenses not been waived or reimbursed. (d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996. (e) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees. NA Not applicable. * Commencement of operations.



TIFF Emerging Markets Fund
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
For a share outstanding                         Year Ended    Year Ended   Year Ended   Year Ended      Period from
hroughout each period                           12/31/98      12/31/97     12/31/96     12/31/95        5/31/94* to
                                                                                                        12/31/94
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Per Share Data
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Net Asset Value, beginning of period                          $8.63        $8.45        $9.24           $10.00
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Income from investment operations                             0.33         0.01                         0.01
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Net investment income
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Net realized and unrealized gain (loss)                       (0.36)       0.21         (0.79)          (0.71)
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Total from investment operations                              (0.03)       0.22         (0.79)          (0.70)
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Less distributions from
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Net investment income                                         (0.24)       (0.04)       (0.00)#         (0.01)
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Amounts in excess of net investment income                    (0.27)       (0.00)#      (0.00)#
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Net realized gains                                                         (0.00)#
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Amounts in excess of net realized gains                                                 (0.00)#         (0.05)
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Total distributions                                           (0.51)       (0.04)       (0.00)#         (0.06)
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Net asset value, end of period                                $8.09        $8.63        $8.45           $9.24
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Total return (e)                                              (0.40%)      2.51%        (8.39%)         (6.97%)(b)(c)
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Ratios/Supplemental Data
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Net assets, end of period (000s)                              $83,836      $89,736      $59,486         $50,032
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Ratio of expenses to average net assets                       1.56%        1.62%        2.35%           1.83% (a)
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Ratio  of   expenses  to  average  net  assets                1.56%        1.62%        2.35%           2.25% (a)
before expense waivers
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Ratio of net investment  income to average net                0.95%        0.06%        (0.15%)         0.40% (a)
assets
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Portfolio turnover                                            72.23%       79.96%       104.30%         26.37% (b)
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------
Average commission rate per share (d)                         $0.0013      $0.0095      NA              NA
----------------------------------------------- ------------- ------------ ------------ --------------- ---------------

 (a) Annualized. (b) Not annualized. (c) Total return would have been lower had certain expenses not been waived or reimbursed. (d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996. (e) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees. NA Not applicable. * Commencement of operations. # Rounds to less than $0.01.



TIFF U.S. Equity Fund
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
For a share outstanding                    Year Ended      Year Ended     Year Ended    Year Ended     Period from
throughout each period                     12/31/98        12/31/97       12/31/96      12/31/95       5/31/94* to
                                                                                                       12/31/94
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Per Share Data
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Net Asset Value, beginning of period                       $13.74         $12.36        $10.02         $10.00
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Income from investment operations
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Net investment income                                      0.50           0.20          0.20           0.15
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Net realized and unrealized gain                           3.94           2.52          3.37           0.19
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Total from investment operations                           4.44           2.72          3.57           0.34
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Less distributions from
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Net investment income                                      (0.40)         (0.17)        (0.22)         (0.15)
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Amounts in excess of net investment                        (0.11)         (0.10)                       (0.00)#
income
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Net realized gains                                         (2.01)         (1.07)        (1.01)         (0.01)
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Amounts in excess of net realized gains                                                                (0.16)
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Total distributions                                        (2.52)         (1.34)        (1.23)         (0.32)
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Net asset value, end of period                             $15.66         $13.74        $12.36         $10.02
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Total return (e)                                           33.01%         21.91%        36.02%         3.49%(b)(c)
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------

------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Ratios/Supplemental Data
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Net assets, end of period (000s)                           $255,714       $176,797      $109,901       $58,173
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Ratio of expenses to average net assets                    0.70%          0.82%         0.93%          0.85%        (a)
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Ratio of expenses to average net assets                    0.70%          0.82%         0.93%          1.06%        (a)
before expense waivers
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Ratio of net investment income to                          1.34%          1.41%         1.67%          2.52%        (a)
average net assets
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Portfolio turnover                                         108.52%        105.18%       109.89%        44.59%       (b)
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
------------------------------------------ --------------- -------------- ------------- -------------- ---------------
Average commission rate per share (d)                      $0.0301        $0.0275       NA             NA
------------------------------------------ --------------- -------------- ------------- -------------- ---------------

(a) Annualized. (b) Not annualized. (c) Total return would have been lower had certain expenses not been waived or reimbursed. (d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996. (e) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees. NA Not applicable. * Commencement of operations. # Rounds to less than $0.01.


TIFF Bond Fund
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
                                            Year Ended       Year Ended    Year Ended    Year Ended     Period from
For a share outstanding throughout each     12/31/98         12/31/97      12/31/96      12/31/95       5/31/94* to
period                                                                                                  12/31/94
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Per Share Data
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Net Asset Value, beginning of period                         $10.06        $10.33        $9.68          $10.00
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Income from investment operations
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Net investment income                                        0.64          0.67          0.67           0.36
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Net realized and unrealized gain                             0.27          (0.27)        1.01           (0.32)
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Total from investment operations                             0.91          0.40          1.68           0.04
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Less distributions from
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Net investment income                                        (0.64)        (0.67)        (0.66)         (0.36)
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Amounts in excess of net investment income                   (0.01)        (0.00)#       (0.01)         (0.00)#
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Net realized gains                                           (0.08)                      (0.36)
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Total distributions                                          (0.73)        (0.67)        (1.03)         (0.36)
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Net asset value, end of period                               $10.24        $10.06        $10.33         $9.68
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Total return                                                 9.35%         3.75%         18.07%         0.46%(b)(c)
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Ratios/Supplemental Data
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Net assets, end of period (000s)                             $173,352      $127,491      $91,072        $79,671
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Ratio of expenses to average net assets                      0.56%         0.58%         0.96%          0.62%(a)
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Ratio of expenses to average net assets                      0.56%         0.58%         0.96%          0.94%(a)
before expense waivers
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Ratio of net investment income to average                    6.41%         6. 64%        6.34%          6.37%(a)
net assets
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
------------------------------------------- ---------------- ------------- ------------- -------------- --------------
Portfolio turnover                                           398.16%       332.21%       406.24%        162.06%  (b)
------------------------------------------- ---------------- ------------- ------------- -------------- --------------

(a) Annualized. (b) Not annualized. (c) Total return would have been lower had certain expenses not been waived or reimbursed. (d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees. * Commencement of operations. # Rounds to less than $0.01.



TIFF Short-Term Fund
------------------------------------------ --------------- -------------- -------------- -------------- --------------
                                           Year Ended      Year Ended     Year Ended     Year Ended     Period from
For a share outstanding throughout each    12/31/98        12/31/97       12/31/96       12/31/95       5/31/94* o
period                                                                                                  12/31/94
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Per Share Data
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Net Asset Value, beginning of period                       $9.99          $10.01         $10.00         $10.00
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Income from investment operations
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Net investment income                                      0.54           0.54           0.58           0.28
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Net realized and unrealized gain                           (0.02)         (0.02)         0.05           0.02
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Total from investment operations                           0.52           0.52           0.63           0.30
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Less distributions from
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Net investment income                                      (0.55)         (0.54)         (0.58)         (0.28)
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Amounts in excess of net investment                        (0.01)         (0.00)#        (0.00)#        (0.00)#
income
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Net realized gains                                                                       (0.04)         (0.01)
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Net realized gains                                                                       (0.00)#        (0.01)
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Total distributions                                        (0.56)         (0.54)         (0.62)         (0.30)
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Net asset value, end of period                             $9.95          $9.99          $10.01         $10.00
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Total return (c)                                           5.30%          5.28%          6.43%          3.10%(b)
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Ratios/Supplemental Data
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Net assets, end of period (000s)                           $34,431        $63,470        $96,580        $34,283
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Ratio of expenses to average net assets                    0.47%          0.36%          0.42%          0.40%    (a)
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Ratio of expenses to average net assets                    0.56%          0.47%          0.54%          1.72%    (a)
before expense waivers
------------------------------------------ --------------- -------------- -------------- -------------- --------------
------------------------------------------ --------------- -------------- -------------- -------------- --------------
Ratio of net investment income to                          5.53%          5.35%          5.67%          4.98%    (a)
average net assets
------------------------------------------ --------------- -------------- -------------- -------------- --------------

 (a) Annualized. (b) Not annualized. (c) Total return would have been lower had certain expenses not been waived or reimbursed. * Commencement of operations. # Rounds to less than $0.01.


-------------------------------------------------------------------------------



                                    Inquiries
-------------------------------------------------------------------------------

Requests for the Prospectus, SAI, and Annual or Semi-Annual Reports as well as other inquiries concerning TIP may be made by contacting FAI at:

                            Foundation Advisers, Inc.
                                  2405 Ivy Road
                            Charlottesville, VA 22903
                                          Phone:             800-984-0084
                                          Fax:               804-817-8231
                                          E-mail:           info@tiff.org
                                          Website:           www.tiff.org















-----------------------------------------------------

-----------------------------------------------------
-----------------------------------------------------
This Prospectus sets forth concisely the information about the Funds that a prospective Member should know before investing. This Prospectus should be read carefully and retained for future reference. Additional information is contained in the Statement of Additional Information dated April 30, 1999, which has been filed with the Securities and Exchange Commission and which can be obtained without charge by contacting FAI at the address and telephone number below. The Statement of Additional Information is incorporated herein by reference. Further information about the Funds' investments is also available in the TIP Annual and Semi-Annual Reports to Members. The Funds' Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Information about the Funds (including the Prospectus and SAI) can be reviewed and copied at the Security and Exchange Commission's Public Reference Room in Washington, DC (800-SEC-0330). Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov, with copies of this information available upon payment of a duplicating fee by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.
-----------------------------------------------------






TIFF                                                             Statement of
Investment                                             Additional Information
Program, Inc.                                                  April 30, 1999


Available through:

Foundation Advisers, Inc.
                                                                2405 Ivy Road
                            Charlottesville, VA 22903
                              phone (804) 984-0084
                                                           fax (804) 977-4479




TIFF Investment Program, Inc. ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders ("Members") by making available to them a series of investment vehicles (the "Funds"), each with its own investment objective and policies. The Funds are available exclusively to grantmaking foundations and 501(c)(3) organizations. The Funds and their investment adviser, Foundation Advisers, Inc. ("FAI") have been organized by a nationwide network of private and community foundations. FAI is responsible for selecting Money Managers for each Fund and allocating Fund assets among these Money Managers, subject to the approval of TIP's board of directors.


The Funds currently available in the TIP series are:
o        TIFF Multi-Asset Fund
o        TIFF International Equity Fund
o        TIFF Emerging Markets Fund
o        TIFF U.S. Equity Fund
o        TIFF Bond Fund
o        TIFF Short-Term Fund

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of TIP, dated May 1, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission and which is incorporated herein by reference. The Prospectus can be obtained without charge by writing to or calling FAI at the address and telephone number provided above.




Contents




Organization of TIP..........................................................3

Supplemental Discussion of TIP's Origin......................................3

Suitability of TIP's Funds...................................................3

Supplemental Discussion of Fund Management and Administration................8

Performance-Based Fees for Money Managers...................................11

Control Persons and Principal Holders of Securities.........................15

Distribution of Fund Shares.................................................16

Supplemental Discussion of Investment Objectives, Policies, and
Restrictions........17

Supplemental Discussion of Policy Implementation and Risks..................17

Fund Transactions...........................................................34

Tax Considerations..........................................................35

Member Information..........................................................39

Calculation of Performance Data.............................................40

Determination of Net Asset Value............................................41

Additional Service Providers................................................42




Organization of TIP

TIP was incorporated under Maryland law on December 23, 1993. The authorized capital stock of TIP consists of 3,500,000,000 shares with $.001 par value, allocated in increments of 500,000,000 shares to each of the Multi-Asset, International Equity, Emerging Markets, U.S. Equity, Bond, and Short-Term Funds (500,000,000 unallocated). Shares of each Fund have equal voting rights. Members have one vote for each dollar of net asset value they hold. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the Member. Shares have no preemptive or conversion rights.

The shares of TIP possess non-cumulative voting rights. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining percentage (less than 50%) of shares voting for the election of directors will not be able to elect any person or persons to the board of directors.

TIP's Articles of Incorporation permit new series of shares evidencing new Funds in addition to the six Funds described in the Prospectus.

None of TIP's Funds shall be liable for the obligations of any other Fund.


Supplemental Discussion of TIP's Origin

Resources Needed to Invest Effectively. TIP is the outgrowth of several years of research into the need for a foundation investment cooperative, including extensive studies on foundation investment practices by The Investment Fund for Foundations ("TIFF"). These studies suggest that many of America's approximately 34,000 private and community foundations lack the resources needed to earn superior net investment returns. The necessary resources include: 1. an asset base sufficient to diversify across asset classes and investment styles in an economic manner; 2. staff and trustees with the time and expertise needed to select outstanding Money Managers and monitor and adjust manager and asset class weights; and
3. the bargaining power and skills needed to strike attractive fee arrangements with money managers, custodians, accountants, lawyers, and other service providers.

Investing through TIP enables governing boards to delegate responsibility for time-intensive tasks (e.g., service provider selection and evaluation and fee negotiations), thus providing them with more time to devote to the sensitive and supremely important task of formulating appropriate asset allocation guidelines.


Suitability of TIP's Funds

The Money Managers selected by FAI on behalf of TIP are all experienced investment professionals with verifiable performance records that FAI's directors have reviewed. These directors (and the FAI staff that supports them) have extensive experience performing their assigned functions, as do the principals and supporting staff of all outside service providers employed by TIP.

Changing Existing Investment Management Arrangements. Changing investment management practices is almost always costly. It can also be painfully time-consuming, especially when long-standing relationships must be disrupted. For these reasons, change for its own sake should be avoided. At the same time, foundation fiduciaries should recognize that investment markets and the vast universe of service providers that furnish investment-related services to foundations are highly dynamic. They are so dynamic that the uncertain but very real costs of not changing settled practices sometimes can exceed the known costs of steering a different course. This is especially true with respect to the difficult and time-consuming task of selecting superior money managers. Due to the very powerful mean-reverting tendencies of investment markets - the tendency for the performance of a manager (or investment style) generating superior returns over a given time period to regress to the mean or average of all managers over future time periods - sticking with a proven winner can, paradoxically, be very perilous, unless the successful organization is itself committed to the task of continuously reviewing and revising its own working assumptions, strategies, and tactics.

One of the chief reasons TIP was created was to permit foundation trustees, who generally lack the time or expertise to monitor continuously the rapid evolution of markets and managers, to delegate this task to a group of investment professionals (the directors of TIP and FAI) who have significant experience investing foundation assets.

Active Investment Approaches. While conceding that few professional money managers can accurately and consistently forecast major highs or lows in financial markets, the directors of TIP and FAI believe that some money managers are indeed able to pursue superior returns within selected asset classes and investment sectors. By combining in a prudent manner investment approaches appropriate to a given asset class, and then selecting money managers based on their proven ability to implement successfully such approaches, a foundation potentially can enhance its long-term investment returns.

Multi-Asset Fund. The TIFF Multi-Asset Fund is TIP's response to requests from many foundations throughout the U.S. for assistance with asset allocation. Asset allocation is critically important because the longer money is put to work the wider the gap grows between returns on individual asset classes. For truly long-term investors, these differences between asset class returns dwarf differences in returns attributable to manager selection, fee negotiations, or other investment-related tasks that TIP performs on behalf of its Members. All of TIP's Funds enable Members to delegate to TIP responsibility for the time-intensive tasks of selecting and monitoring money managers and other service providers. The Multi-Asset Fund goes beyond this by providing governing boards with an opportunity also to delegate to TIP responsibility for determining which asset classes to hold and in what proportions to hold them. Consistent with its view that strategic and tactical (as distinct from policy) decisions are best made by full-time investment professionals, TIP in turn delegates responsibility for strategic and tactical shifting of the Multi-Asset Fund's invested capital to the Fund's Money Managers.

Return Objective that Reflects Foundations' Spending Rates. The Multi-Asset Fund's return objective is to provide a solution to the principal investment problem confronting most grantmaking foundations: how to preserve the purchasing power of their endowments while simultaneously distributing about five percent of their assets annually. Congress decided, in 1969, to compel private foundations to distribute annually at least five percent of their assets. However, studies of capital market history show that the goal of preserving fund purchasing power while simultaneously withdrawing five percent per annum is ambitious indeed. For example, to earn a five percent real return over the time period 1926-1993, a foundation investing solely in domestic stocks and bonds on a buy-and-hold basis would have had to maintain at least an 80% commitment to stocks. Foundations that distribute more than five percent of their assets annually must recognize that even highly aggressive investment programs are unlikely to produce real (inflation-adjusted) returns sufficient to maintain fund purchasing power in the face of such high withdrawal rates, unless new gifts flow into the fund.

Based on their own study of capital market history, TIP's directors have concluded that the achievement of five percent or higher real returns presupposes a willingness to invest in risky (i.e., volatile) assets. The TIFF Multi-Asset Fund's return objective is to produce an adequate (i.e., five percent or higher) real return for participating foundations in as consistent a manner as possible - not every quarter or even every year, given the volatile nature of capital markets, but with sufficient consistency over multi-year time periods to induce member foundations to "stay the course." That is, to adhere to asset allocation policies that comport better with their long-term goal of preserving fund purchasing power than do policies that place more emphasis on controlling short-term price fluctuations.

Difficulty of Maintaining All-Equity Portfolios. TIP's directors recognized that an all-equity portfolio would not fulfill the asset allocation needs of grantmaking foundations in at least two important respects. First, many governing boards cannot withstand the downside risks inherent in all-equity portfolios, even those that are invested on a truly global basis. Second, even if trustees have the discipline needed to maintain all-equity portfolios during periods when stock prices are falling sharply, spending needs may leave them with no choice but to sell equities at very depressed prices. For these reasons, TIP's directors elected to include in the Fund's asset mix securities that have the potential to cushion price declines in economic environments that are especially inhospitable to equities, i.e. deflation or very high rates of unanticipated inflation. These securities are held primarily in the "volatility control" segment of the Fund and include resource-related equities, bonds, and cash equivalents. It is important to note that securities held in the volatility control segment of the Fund can themselves be quite volatile: the term "volatility control" denotes such securities' potential to cushion losses experienced in the "total return" segment of the Fund.

Unique Deflation-Hedging Role of Bonds. The Fund's 20% "normal" allocation to bonds reflects the directors' judgment that such bond holdings could prove uniquely useful in a deflationary environment like the 1930s, when trustees would otherwise be forced to sell stocks at depressed prices to meet annual spending needs. To provide adequate deflation-hedging protection, a bond portfolio must emphasize intermediate or longer maturity, high quality, non-callable bonds - an imperative that is reflected in the benchmarks against which the Fund's bond commitments will be measured.

The Need for a Hedge against High Rates of Unanticipated Inflation. Similarly, the Fund's 10% "normal" allocation to a portfolio emphasizing natural resource-related equities reflects the directors' judgment that such stock holdings could prove uniquely useful in a highly inflationary environment like the 1970s, when many stocks outside the resource-related sector produced sharply negative inflation-adjusted returns. There is no assurance that the resource-related portfolio will produce satisfactory real returns in an environment of rapidly rising inflation, but TIP's directors believe that it has the potential to serve as a more reliable hedge than alternate inflation hedges that regulated investment companies are permitted to own (e.g., shares of real estate investment trusts).

The Fund does not hold direct investments in real estate because SEC regulations prohibit regulated investment companies from doing so. While the Fund does not hold real estate-related equities [e.g., shares of publicly traded real estate investment trusts ("REITs")] on a permanent basis, the guidelines set forth for several of the Fund's Money Managers permit them to hold such securities on an opportunistic basis. TIP's directors rejected a permanent allocation to real-estate-related equities such as REIT shares because the directors believe that returns on such securities have a disturbingly high correlation with stock market indices when inflation is spiraling upward, i.e., they provide unreliable inflation-hedging protection. Although there is no assurance that the natural resource-related securities in which the Fund invests will produce satisfactory real returns in environments of unexpectedly high inflation, TIP's directors believe that such securities constitute more reliable inflation hedges than real estate-related equities. The directors' experience suggests that firms engaged in producing or distributing natural resources can more readily pass through inflation-induced cost increases to their customers than can landlords, who must wait for leases to expire to negotiate price increases. This constraint also undermines the inflation-hedging protection of direct real estate investments, which several institutional funds represented on TIP and FAI's boards hold but which are not necessarily expected to provide high real returns when inflation is high and accelerating.

Potential Value-Added from Active Management. In determining which asset classes and strategies the Fund should employ for total return - as distinct from hedging - purposes, TIP's directors sought to avoid a mistake common to many investment programs. That is, in allocating assets among asset classes, many investors use expected returns, which assume that all assets will be managed passively (i.e., indexed), even though they themselves intend to rely heavily on active managers. Mindful that all TIP Funds employ primarily active management techniques (passive approaches already being available to eligible foundations at a lower cost than TIP could ever offer them), TIP's directors considered carefully the extent to which active managers could potentially add value (net of fees) to each asset class that the Multi-Asset Fund might hold. This consideration is the chief reason that the Multi-Asset Fund's guidelines emphasize: 1. foreign (and especially emerging) stock markets to a greater extent than do the guidelines employed by most U.S.-based institutions at present; and 2. opportunistic total return strategies such as global risk arbitrage and distressed securities investing.

Perceived Inefficiency of Foreign Stock Markets. TIP's directors believe that foreign stock markets are less efficient than the U.S. stock market in a valuation sense, and are likely to remain so for some time. This perception creates a presumption on their part that carefully selected active managers can produce higher excess returns investing in foreign stocks than they can when investing in U.S. stocks. The assumption that active management will produce higher excess returns (net of fees and trading costs) in foreign markets justifies a heavier commitment to foreign stocks than the modest allocations maintained by many U.S.-based investors.

Potential Risk Reduction from Investing in Assets with Low Return Correlations. The chief reason TIP's directors endorse the use of "non-traditional"or
"alternative"assets such as foreign stocks and opportunistic total return portfolios is their perceived potential for attractive returns through active management. The case for including these allocations is reinforced by the tendency of returns on these non-traditional investments to be imperfectly (or, in some cases, negatively) correlated with returns on domestic stocks. Occasions can arise when foreign stocks (whether developed or emerging), global risk arbitrage portfolios, distressed securities, and other investments that the Fund might hold strictly for total return purposes, will join domestic stocks in producing negative returns. However, this unfortunate fact does not undermine the fundamental soundness of a diversified approach to long-term asset allocation. So long as investments held by the Fund as domestic equity substitutes generate long-term returns at least equal to those expected from domestic stocks, the general tendency of such investments to rise and fall at different times than domestic stocks creates opportunities to enhance the Fund's long-term returns. This may be achieved through periodic rebalancing of the Fund's asset class weights back to more normal percentages. The supposition here is that market movements will periodically cause such weights to differ from whatever initial "norms" TIP's directors might establish. Through a combination of manager-induced and board-induced rebalancing moves, the Fund can potentially benefit from the inherent volatility of the assets and strategies it employs. As perhaps the most comprehensive study of this phenomenon concludes, "disciplined rebalancing can boost returns as much as a fairly large shift in the policy mix itself" (Arnott and Lovell, 1992).

Determining Asset Class Ranges. The Multi-Asset Fund's asset class ranges were arrived at using a combination of resources, including computer simulations quantifying the damage to long-term returns of forced sales of stocks at depressed prices under the "disaster" scenarios described above (deflation and very high rates of unanticipated inflation), as well as other qualitatively driven analyses of the risk tolerance of foundation governing boards and their capacity to reduce budgeted grant outlays (consistent with legally mandated payout requirements) during periods when common stock prices are falling sharply. While appreciative of the advantages of purely statistical approaches to asset allocation, TIP's directors recognize that such approaches can and often do attempt to achieve a false precision. The Fund's asset allocation guidelines therefore reflect qualitative as well as quantitative judgments about asset class weights best suited to the long-term needs of foundations.

Statistical Justification of Fund's Guidelines. TIP and FAI do not provide such statistics for several reasons. First, even very long-term studies of the risk and return characteristics of asset classes and investment strategies are highly sensitive to starting and ending dates. An attempt to depict how a hypothetical portfolio managed in accordance with the Fund's guidelines would have performed over time could prove misleading.

Second, some of the asset classes and strategies that the Fund employs have relatively short histories (e.g., emerging market stocks, for which reliable return series extend back less than a decade at present). This compounds the problem of time-period sensitivity just mentioned, especially with respect to that portion of the Fund allocated to opportunistic equity strategies, such as global risk arbitrage, that seek to outperform absolute return benchmarks (Treasury bills plus five percent).

Third, many governing boards seek TIP's assistance in formulating asset allocation guidelines precisely because of their concern for lack of time and expertise. Burdening such trustee groups with quantitative justifications of the Fund's guidelines would contravene their stated wishes and could also provide a false sense of security that the Fund will produce superior risk-adjusted returns relative to more conventional asset mixes comprising only domestic stocks and bonds. While the Fund has the potential to outperform other asset mixes, there is no assurance that it will do so, and the Fund could potentially underperform more conventional asset mixes in certain market environments (e.g., when foreign stocks and bonds are performing materially worse than their domestic equivalents). While TIP's decision to employ such strategies bespeaks its directors' judgment that capital markets will continue to provide opportunities for the Money Managers within such segments to generate satisfactory absolute returns, there is no assurance that they will do so. Prospective investors must not extrapolate past results into the future.

Fund's Suitability for Foundations with "Conservative" Boards. Whether the Fund is suitable for a foundation that favors conservative investment policies depends on one's definition of "conservative." Many investors who describe themselves as "conservative" pursue strategies that in fact entail the risk of large losses, especially to the ravages of inflation. Examples include: 1. investors willing to own only short-term Treasury bills, which provide safety of principal but which have historically generated less than one-fifth of the real returns needed to preserve the long-term purchasing power of funds with withdrawal rates of five percent per annum;
2. investors willing to own only very high grade bonds, which provide safety of principal if held to maturity but can produce large interim losses if interest rates spike upward; and
3. investors willing to own only the highest quality (i.e., "safest") stocks, such as IBM in 1987 ($175 per share, versus less than $50 per share just five years later) or Philip Morris in 1992 ($86 per share, versus $49 per share less than one year later).

When scrutinized carefully, the investment policies of many so-called "conservative" investors are in fact not conducive to wealth preservation certainly not after adjusting for inflation. A more apt label for such policies would be "conventional."

TIP's directors believe that the most relevant measure of conservatism for foundation investors is not how closely their investment policies comport with traditional norms, rather, how effective such policies are in maintaining fund purchasing power within acceptable volatility constraints. Diversifying among many asset classes, strategies and money managers can be a powerful means of improving the return-to-risk ratio of an investment program. For this reason, most of the institutional funds represented on the TIP and FAI boards make extensive use of assets other than domestic stocks and bonds and strategies other than conventional long-only approaches.



Supplemental Discussion of Fund Management and Administration TIP and FAI Boards. There is considerable, though not complete, overlap among the boards of TIP and FAI, for two reasons. First, given the highly dynamic character of financial markets, it is important that decision-making at all levels of the cooperative be as streamlined as possible. This imperative is best fulfilled by keeping the number of individuals responsible for a given task (e.g., selecting and monitoring of Money Managers) to a reasonable minimum. Second, there are securities law conditions which preclude complete overlap between the boards of TIP and FAI. Specifically, to ensure that the cooperative complies with laws discouraging direct control of the affairs of regulated investment companies by the entities that sponsor them, FAI board members cannot occupy more than 49% of the seats on TIP's board of directors. For this reason, and also because the duties of TIP's board presuppose extensive audit and operations experience, a majority of TIP's board of directors are persons who serve or have served on the Audit and Operations Committee of The Investment Fund for Foundations ("TIFF"), the not-for-profit organization that coordinated TIP's establishment. In contrast, most of the members of FAI's board are persons who serve or have served on TIFF's Investment Committee. FAI's board is chaired by John Mebane, Chief Investment Officer of The Duke Endowment (Charlotte, NC). A complete list of the directors of TIP and FAI is provided in the section of the Prospectus entitled Management and Administration of the Funds.

Advisory Agreement. Pursuant to its Advisory Agreement with TIP, FAI provides the following services to TIP and the TIP Funds:
1. develops the investment programs, selects the Money Managers from a broad universe of investment managers, negotiates agreements with Money Managers on behalf of the TIP board of directors (which has final authority for the approval or disapproval of such agreements), allocates and reallocates assets among Money Managers, and monitors the Money Managers' investment activities and results;
2. provides or oversees the provision of all general management, investment advisory, and portfolio management services;
3. provides TIP with office space, equipment, and personnel.

As compensation for services rendered by FAI under the Advisory Agreement, each Fund pays FAI a maximum monthly fee calculated by applying the following annual basis point rates to such Fund's average daily net assets for the month (100 bp equals 1.00%):


------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
Assets                            Multi-     International   Emerging    U.S Equity       Bond        Short- Term
                                   Asset        Equity        Markets
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On first $500 million              20 bp         15 bp         15 bp        15 bp         10 bp           3 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On next $500 million               18 bp         13 bp         13 bp        13 bp         8 bp            3 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On next $500 million               15 bp         11 bp         11 bp        11 bp         6 bp            2 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On next $500 million               13 bp         9 bp          9 bp         9 bp          5 bp            2 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On next $500 million               11 bp         7 bp          7 bp         7 bp          4 bp            1 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------
On remainder (>$2.5 billion)       9 bp          5 bp          5 bp         5 bp          3 bp            1 bp
------------------------------- ------------ -------------- ------------ ------------ -------------- ---------------

Because FAI does not seek to earn a profit, it may waive a portion of its fees from time to time. FAI is currently waiving its advisory fees on the Short-Term Fund and has agreed to continue to do so until further notice.

The Advisory Agreement was approved by the initial members of the International Equity, Emerging Markets, U.S. Equity, Bond, and Short-Term Funds on March 29, 1994, and by the initial members of the Multi-Asset Fund on September 13, 1994. The Advisory Agreement continues in force for successive annual periods so long as such continuance is specifically approved at least annually by (a) the board of directors or (b) the vote of a "majority" [as defined in the Investment Company Act of 1940 (the "1940 Act")] of a Fund's outstanding shares voting as a single class; provided that in either event the continuance is also approved by at least a majority of the board of directors of TIP who are not "interested persons" (as defined in the 1940 Act) of TIP or FAI by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty on not less than 60 days' notice by the board of directors of TIP or by a vote of the holders of a majority of the relevant Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by FAI. The Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

Payment of FAI's Expenses. FAI pays all of its expenses arising from the performance of its obligations under the Advisory Agreement, including all executive salaries and expenses of the directors and officers of TIP who are employees of FAI, and TIP's office rent. Subject to the expense reimbursement provisions described in the Prospectus, other expenses incurred in the operation of TIP are borne by the Funds themselves, including, without limitation: Money Manager fees; brokerage commissions; interest; fees and expenses of administrators, independent attorneys, auditors, custodians, accounting agents, and transfer agents; taxes; cost of stock certificates; expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; expenses of registering and qualifying shares of TIP under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing members; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special members' meetings; expenses of directors of TIP who are not employees of FAI; membership dues in the Investment Company Institute; insurance premiums; and extraordinary expenses such as litigation expenses. Fund expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

A portion of the costs incurred by TIP in connection with the organization and initial registration of shares is being amortized on a straight-line basis over a sixty-month period. The unamortized balance of organizational expenses at December 31, 1998 was ---.

Fund Administrator. Consistent with their mission of helping foundations exploit the economies of scale inherent in many aspects of investing, TIP and FAI rely heavily on outside service providers to perform most functions that their directors deem delegable, including what is known in the mutual fund industry as "fund administration." A mutual fund's administrator oversees its day-to-day operations, typically by performing certain tasks itself (e.g., preparing regulatory filings) while supervising closely the work of other service providers employed by the fund (e.g., its custodian, transfer agent, dividend disbursing agent, accountant, etc.) Because it specializes in such work, Investors Capital Services, Inc. ("Investors Capital") can perform these important functions better and at a lower cost than FAI.

Administration Agreement. As Administrator for the TIP Funds, Investors Capital receives a monthly fee at an annual rate of: (a) 0.07% of the average daily net assets of TIP for the first $300 million; (b) 0.05% for the next $2.7 billion;
(c) 0.04% for the next $2.0 billion; and (d) 0.03% over $5.0 billion of assets under management. TIP also reimburses Investors Capital for certain costs. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% for reducing the expense ratio of one or more Funds below certain levels specified for such Funds. A profile of Investors Capital is provided in Appendix B of the Prospectus.

Money Manager Selection Criteria. In selecting Money Managers, FAI weighs a number of relevant factors, and makes its selection based on a comparison of all such factors. FAI reviews the historical investment results of a universe of money managers, evaluates written information about these money managers supplied by the money managers and outside parties, and conducts face-to-face interviews with the individuals who would actually manage money for TIP should their firms be employed by it. Each of the Disqualifying Attributes noted below constitutes a sufficient ground for rejection or dismissal of a Money Manager displaying it. The factors considered by FAI in selecting the Fund's current Money Managers and in considering the selection of other Money Managers include:

Important Attributes
1. A well-defined investment philosophy that gives the manager a discernible competitive advantage in the gathering or processing of investment data
2. A verifiable record that the firm has faithfully executed this philosophy over time
3. A proven capacity to deliver reasonably uniform results to all clients' assets to which this philosophy is applied
4. A reasonable amount of assets under management to which this philosophy is applied
5. Satisfactory returns versus relevant benchmark indices 6. A proven capacity to adapt to changes in financial markets 7. A proven willingness to invest adequately in its own business (including technological resources) in light of such changes
8. Investment professionals who have strong personal incentives (both financial and psychological) to produce satisfactory results for their clients

Helpful Attributes
1. Money management is the firm's sole  (preferably) or primary line of business
2. The firm's decision makers are seasoned professionals or the firm's philosophy is unusually innovative (preferably both)
3. The firm is willing to use performance-based fee arrangements as an expression of confidence in its own abilities
4. The firm complies fully with the Performance Standards promulgated by the Association for Investment Management and Research

Undesirable Attributes
1.       A high degree of personnel turnover
2.       Insufficiently trained administrative personnel
3.       Insufficiently robust investment accounting systems
4. Investment decision makers who are unduly burdened with administrative tasks
5. An unwillingness to specify asset size limits for products or services that require such limits

Disqualifying Attributes
1. Investment decision makers who are engaged primarily in brokerage or financial planning (as distinct from portfolio management)
2. An inability to meet performance reporting deadlines 3. Relevant criminal convictions or sanctions by the Commission or other federal or state regulatory agencies

When evaluating persons who might potentially manage money for TIP, FAI's directors consider carefully the financial viability and stability of the firms with which they are associated, but they do not assume that the age (or size) of an investment management organization and the quality of its services are always positively correlated. Indeed, if properly structured and managed, a newly established investment management organization has the potential to deliver superior services to its clients or members at a lower cost than competing suppliers precisely because its human and technological resources have been assembled recently: technology is evolving so rapidly that organizations structured and equipped specifically to compete under current, as distinct from past, market conditions often have a discernible edge - provided, of course, that the persons leading them are sufficiently skilled and experienced.

Money Manager Agreements. The agreements between TIP and the Money Managers (the "Money Manager Agreements") continue in effect for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the board of directors or (b) the vote of a "majority" (as defined in the 1940 Act) of a Fund's outstanding shares voting as a single class, provided that in either event the continuance is also approved by at least a majority of the board of directors who are not "interested persons" (as defined in the 1940 Act) of TIP or FAI by vote cast in person at a meeting called for the purpose of voting on such approval.

Exemption from Requirement that Members Approve New Money Manager Agreements. TIP has received an order from the Commission effective August 30, 1995 exempting each of the Funds from the requirement that agreements between regulated investment companies and their investment advisers or subadvisers be approved by a vote of a majority of the outstanding voting securities of such investment companies. TIP's board of directors believes that such Member approval of Money Manager Agreements is not necessary for the protection of participating organizations and would needlessly encumber the Funds' operations. Pursuant to this exemption, TIP's board of directors may, without the approval of Members: 1. employ a new Money Manager pursuant to the terms of a new Money Manager Agreement, either as a replacement for an existing Money Manager or as an additional Money Manager;
2.  change the terms of a Money Manager Agreement; or
3. continue to employ an existing Money Manager on the same terms where an Agreement has been assigned because of a change in control of the Money Manager.
Any such action would be followed by written notice to Members, which must include the information concerning the Money Manager that would normally be included in a proxy statement.

In negotiating Money Manager fee agreements, FAI's staff analyzes a number of variables, including:
1.       the proposed size of a Manager's account;
2. the Manager's historical and expected future performance against relevant benchmarks;
3. the historical and expected future volatility of the Manager's relative returns;
4.       the Manager's assets under management; and
5. the impact (if any) that linking a Manager's compensation to its performance might have on its decision-making process.


Manager Allocation Criteria. In allocating assets among Money Managers, FAI considers each Fund's Investment and Performance Objectives as well as other variables. To accommodate fluctuations in the relative sizes of Money Managers' accounts caused solely by market movements, allocations formulated by FAI take the form of ranges: minimum, normal, and maximum percentages of Fund assets to be allocated to each Money Manager retained by it. While these ranges are not expected to change frequently, FAI has discretionary authority to alter these ranges and to reallocate assets among Money Managers in response to changing market conditions.

Activating Money Mangers' Accounts. Not all Money Managers profiled in Appendix A of the Prospectus are employed at all times. Whether a given Money Manager is employed at a given time depends on:
1.   a Fund's size;
2.   its projected growth rate;
3.   FAI's  perception of the relative  attractiveness  of the Money
     Manager's approach in light of prevailing market conditions; and
4. the extent to which a given Money Manager's investment style would complement those of the other Money Managers to which a Fund's assets have been allocated.

Future market conditions are unforecastable and TIP cannot predict the amount to be allocated to each Money Manager over time. As a general rule, however, given the incremental custodial costs of activating a Money Manager's account, it is expected that the initial allocation to each Money Manager managing a separate account on a Fund's behalf will be at least $5 million. A Money Manager receives no compensation from TIP until it is actually managing funds for TIP and is entitled to no compensation if, due to its own changed circumstances or changes in the investment environment generally, FAI decides not to allocate assets to it.

Foundations seeking to know the actual allocation of each Fund's assets across Money Managers at a given time can obtain this information by contacting FAI.

Termination of Money Manager Agreements. The Money Manager Agreements may be terminated without penalty on not less than 60 days' notice by the board of directors of TIP or by a vote of the holders of a majority of the relevant Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Money Manager. A Money Manager Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

Arms-Length  Relationships  between Money  Managers and TIP. The Money  Managers
have  no  affiliations  or   relationships   with  TIP  or  FAI  other  than  as
discretionary investment managers for all or a portion of a Fund's assets.

Target Expense Ratios.  The target expense ratios for the TIP Funds are:

          ------------------------------------ --------------------------------
          TIFF Multi-Asset Fund                0.95%
          ------------------------------------ --------------------------------
          ------------------------------------ --------------------------------
          TIFF International Equity Fund       1.00%
          ------------------------------------ --------------------------------
          ------------------------------------ --------------------------------
          TIFF Emerging Markets Fund           1.50%
          ------------------------------------ --------------------------------
          ------------------------------------ --------------------------------
          TIFF U.S. Equity Fund                0.65%
          ------------------------------------ --------------------------------
          ------------------------------------ --------------------------------
          TIFF Bond Fund                       0.50%
          ------------------------------------ --------------------------------
          ------------------------------------ --------------------------------
          TIFF Short-Term Fund                 0.35%
          ------------------------------------ --------------------------------
These target expense ratios reflect informed estimates by the directors of TIP and FAI of the costs that foundations must be prepared to incur to realize the Performance Objectives for each Fund. For example, the Performance Objective of the U.S. Equity Fund is to outperform the Wilshire 5000 Stock Index by 0.75% per annum net of fees. The Fund's target expense ratio is 0.65%. Accordingly, FAI seeks to allocate the Fund's assets across the Money Managers employed by it such that its expense ratio will approximate 0.65% when the Fund's assets themselves generate an incremental return over the Wilshire 5000 Stock Index of 1.40% (i.e., the 0.65% in fees incurred in pursuit of the Fund's objective plus the 0.75% margin by which the Fund seeks to outperform the Index, net of fees).

Because the fees each Fund pays to its Money Managers are (in most cases) tied to performance, it is possible that a Fund which outperforms its benchmark by a material margin could display an expense ratio which considerably exceeds its target expense ratio. The target expense ratios are based on the assumption that FAI will allocate assets among Money Managers in a manner that is sensitive to the objective of keeping each Fund's expense ratio at or below target, except under circumstances where the Fund outperforms its performance benchmark by a margin greater than that reflected in its stated Performance Objective. Some Money Managers have benchmarks different from the overall benchmark for the TIP Fund employing them. Thus, it is possible that a Fund's expense ratio in any given time period could exceed the Fund's target expense ratio even if the Fund fails to achieve its return objective. Further, the Funds may invest in certain other commingled investment vehicles, including other registered investment companies and private investment funds, and will bear their pro rata share of the fees and expenses associated with any such investment. In this regard, it should be noted that the fees charged by many private investment funds are high in relation to the fees charged by other investment funds (performance fees for private investment funds are often as high as 20% per annum of realized and unrealized gains).

With respect to the TIP Funds that employ performance-based fees for Money Managers, each Fund's actual expense ratio could exceed its target expense ratio if the performance of one or more Money Managers employed by it causes the average fees paid to all of the Fund's Money Managers to exceed the difference between (a) its target expense ratio and (b) all fees and expenses paid by it other than Money Manager fees. For example, the U.S. Equity Fund's target expense ratio is 0.65% per annum. All fees and expenses other than Money Manager fees to be paid by the U.S. Equity Fund are not likely to exceed 0.32% per annum. In allocating the Fund's assets among Money Managers, FAI will attempt to ensure that the average fees paid by the Fund to its Money Managers only exceed 0.33% per annum (i.e., its target expense ratio of 0.65% minus the 0.32% in other expenses) if the Fund surpasses its performance objective. The U.S. Equity Fund's Performance Objective is to outperform the Wilshire 5000 Stock Index by 0.75% per annum net of fees. If the condition just described is fulfilled - that the Fund's total expenses may exceed 0.65% only if it surpasses its Performance Objective - then its expense ratio should not exceed 0.65% unless its gross return exceeds the return produced by the Wilshire 5000 Stock index by at least 1.40% (0.75% net excess return goal plus 0.65% fees). FAI's failure to achieve this goal over a one-year holding period or longer would cause the Fund to fail to achieve its Performance Objective of outperforming the Wilshire 5000 Stock Index by 0.75% per annum.


Performance-Based Fees for Money Managers

Overview. The following discussion outlines the principles that FAI follows in negotiating Money Manager fees and describes the performance-based fee structure that the Funds have entered into with many (but not all) of their Money Managers. These principles are the product of both the combined investment experience of members of FAI's and TIP's board and policy choices made by TIP's board in its formulation of objectives and guidelines for each Fund.

Optimizing versus Minimizing Expenses. Even modest differences in a Fund's annual investment-related costs can have profound effects on a foundation's cumulative returns. Therefore, foundation trustees should consider carefully the costs of alternative investment vehicles. By pooling the investment assets of numerous foundations, TIP can and does seek to minimize Members' expenses for investment-related services as custody and portfolio accounting. With respect to Money Manager fees, which typically constitute the lion's share of investment-related expenses, the directors of TIP and FAI believe that a strategy aimed at optimizing these outlays is potentially more profitable than a strategy aimed merely at minimizing them. For this reason, TIP relies primarily on active (as distinct from passive) money management techniques, and makes extensive use of performance-based fees in compensating Money Managers for services rendered to TIP.

Some foundation investors may be uncomfortable by the fact that the exact costs of investing through each TIP Fund are unknowable in advance. However, it should be remembered that the annual standard return deviations of the asset classes in which the TIP Funds that utilize performance-based fees primarily invest (i.e., the non-diversifiable or systemic risks of each asset class) greatly exceed the economic uncertainty associated with fluctuating manager fees. This is the case even under worst case conditions. Differences between the minimum and maximum fees payable to Money Managers employed by the Funds are shown in the following table.



-------------------------------- ---------------------- ----------------------------- -----------------------------
                                  Number of Managers     Largest Difference between    Average Difference between
                                       Receiving          Minimum and Maximum Fees      Minimum and Maximum Fees
                                  Performance- Based    Payable to Any Money Manager  Payable to Any Money Manager
                                         Fees
-------------------------------- ---------------------- ----------------------------- -----------------------------
-------------------------------- ---------------------- ----------------------------- -----------------------------
TIFF Multi-Asset Fund                      4                       1.85%                         1.45%
-------------------------------- ---------------------- ----------------------------- -----------------------------
-------------------------------- ---------------------- ----------------------------- -----------------------------
TIFF International Equity Fund             3                       1.85%                         1.57%
-------------------------------- ---------------------- ----------------------------- -----------------------------
-------------------------------- ---------------------- ----------------------------- -----------------------------
TIFF Emerging Markets Fund                 1                       2.60%                         2.60%
-------------------------------- ---------------------- ----------------------------- -----------------------------
-------------------------------- ---------------------- ----------------------------- -----------------------------
TIFF U.S. Equity Fund                      7                       2.00%                         1.41%
-------------------------------- ---------------------- ----------------------------- -----------------------------
-------------------------------- ---------------------- ----------------------------- -----------------------------
TIFF Bond Fund                             4                       0.75%                         0.66%
-------------------------------- ---------------------- ----------------------------- -----------------------------
-------------------------------- ---------------------- ----------------------------- -----------------------------
TIFF Short-Term Fund                       1                       0.70%                         0.70%
-------------------------------- ---------------------- ----------------------------- -----------------------------

Note: Reflects separate account manager fees only. Averages assume equal manager allocations. Based on their considerable investment experience, the directors of TIP and FAI believe that, over the long term, TIP's Members are likely to realize a net benefit for bearing the uncertainties associated with performance-based fees.

Link between Funds' Objectives and Performance-Based Fee Structures. The Performance Objective of each Fund is to outperform a relevant market benchmark by a modest increment, net of fees. FAI's aim in negotiating Money Manager fees is to ensure that such fees are relatively low compared to institutional norms when each Money Manager's performance is approximately equal to the level that is required to enable the Fund that employs it to achieve its Performance Objective. A related aim is to tie manager compensation as closely as possible to manager performance.

Money Manager Evaluation Criteria Seek to Discourage Undue Risk-Taking. TIP does not employ performance-based fees as a means of inducing its Money Managers to perform better than they would if they received straight asset-based fees. Rather, it employs performance-based fees, among other means, in seeking to optimize Members' investment-related expenses. A Money Manager's proven capacity to deliver uniform results to all accounts managed in accordance with the philosophy presented to TIP is one of the important criteria used in choosing Money Managers. FAI's initial selection criteria are the same used to evaluate their ongoing performance. Portfolio investment decisions that cause the performance of TIP's account to differ materially from the performance of purportedly similar accounts, whether such decisions are motivated by the desire to earn higher fees from TIP or not, could trigger their dismissal. FAI compares the results each Money Manager produces for TIP to the results it produces for its other clients. A Money Manager's unwillingness to share these other results with FAI or its failure to manage TIP's account in a manner that is as similar as possible to the manner in which other accounts with the same mandate are managed also constitute grounds for dismissal.

Preferred Performance-Based Fee Structure. FAI is mindful that no fee structure can possibly prove suitable to all Money Managers, even as a starting point for discussion. However, in an effort to streamline the negotiation process, FAI has formulated a preferred performance-based fee model. The graph below illustrates the application of this model to one particular Money Manager.

[OBJECT OMITTED]

Common Characteristics. All Money Manager Agreements entailing performance-based fees have certain common characteristics. These include: (1) minimum fees ("floors"); (2) maximum fees ("caps"); and (3) fee formulas that, in the judgment of members of TIP's and FAI's boards, produce reasonable fees in relation to the margin of outperformance that a Money Manager must achieve to earn a given level of fees.

In each case, the formula embodies the concept of a "fulcrum fee," i.e., a fee midway between the minimum and the maximum. An equation is used under which, the actual fees paid to a Money Manager are always proportionately related to performance above or below the fulcrum point. The formula is designed to augment a mutually agreed-upon basic fee if the excess return (i.e., actual gross total return less benchmark total return) on the Money Manager's portfolio exceeds a specified level, and to reduce this basic fee if the excess return falls below this level. As the graph illustrates, in each case the slope of the fee line between the floor and the cap is uniform throughout.

Definition of Total Return. "Total Return" as used here means the change in the market value of the Money Manager's portfolio, or the benchmark index, as the case may be, over one month measurement periods, adjusted on a time-weighted basis for any assets added to or withdrawn from the Money Manager's portfolio. The total returns of portfolios or benchmark indexes over the rolling twelve-month time periods used in computing performance-based bonuses/penalties are, therefore, the sum of each of the monthly returns in the applicable period.

Manager-Specific Benchmark Indices. The benchmark index used in computing the Money Manager's excess return is the index deemed most relevant for that Money Manager. In many cases, this benchmark index is the same as the overall performance benchmark for the Fund retaining the Money Manager. In some cases, however, FAI's objective of melding Money Managers espousing different philosophies into an integrated manager structure that is both effective and efficient dictates that a Money Manager's benchmark index be different from the Fund benchmark.

Fee  Function  Tied to  Fund's  Overall  Objective.  The  performance-based  fee structure permits FAI to craft manager-specific fee agreements that link compensation to the return objectives of the Fund in question. In crafting fee proposals, FAI and the directors of TIP ask a number of questions, including those discussed below. All answers are considered when evaluating fee arrangements.

1. What is a reasonable fee for this Money Manager if it outperforms its benchmark by the same margin that the Fund employing it aims to outperform its benchmark?

For example, the U.S. Equity Fund seeks to outperform its benchmark (the Wilshire 5000 Stock Index) by 75 basis points net of fees. If analysis of all relevant factors (including, but not limited to, the proposed size of a Money Manager's account, the Money Manager's historical deviations from the benchmark, the volatility of such deviations, the Money Manager's assets under management, and other organizational attributes) suggests that it is reasonable to pay Manager X 40 basis points for outperforming its benchmark by 75 basis points net of fees, then FAI has defined one point on the fee line for Manager X: 115 basis points of excess return equates to 40 basis points of fees.

2. What is a reasonable fee for a Money Manager if it performs as expected?

As a practical matter, most Money Managers screened by FAI expect to outperform their agreed-upon benchmark by a margin greater than that reflected in the targeted excess return of the Fund they seek to serve. For example, most U.S. equity managers screened by FAI seek to outperform a relevant benchmark of U.S. equities by more than the 75 basis points by which the U.S. Equity Fund seeks to outperform its performance benchmark (the Wilshire 5000) net of all fees. The Money Managers establish their fee-negotiating position with a view to what they would expect to earn under a normal asset-based fee arrangement; they can be expected to seek a performance-based fee schedule that will give them reasonable assurance of payment comparable to their asset-based fee expectations. Particularly where the Money Manager has an asset-based fee schedule in place for other clients, FAI will begin negotiation on the premise that the Money Manager should be paid an amount comparable to a reasonable asset-based fee if the Money Manager performs in accordance with reasonable expectations.

3. What is the appropriate Fulcrum Point for a Money Manager?

The fulcrum point - the midpoint between the maximum and minimum fees - is set to establish a fee structure in which the financial incentives of the Money Manager are aligned with those of the Fund. The fulcrum point is set at a performance level that the Money Manager can reasonably expect to achieve with an investment approach that entails an acceptable level of risk for the Fund. FAI and TIP seek agreements in which the Money Manager has as much to lose as to gain if it chooses to increase the risk it takes with the Fund's account. The table below identifies Money Managers that provide services to the Funds with performance-based fees, the fulcrum point under the Money Manager Agreement, and the return that must be achieved by the Money Manager in order to earn the Fulcrum Fee (100 bp equals 1.00%). See Appendix A to the Prospectus for additional information about the Money Managers and their Agreements.

4. What is a reasonable fee "floor"?

As with all model inputs, FAI's choice of an appropriate "floor" for each Money Manager is based on an analysis of both the Money Manager's idiosyncratic attributes and the perceived availability of qualified alternate Money Managers. Having identified an appropriate minimum fee for each Money Manager, FAI then identifies the level of return at which the fee "bottoms out."

5. What is a reasonable fee "cap" ?

Having identified an appropriate floor, FAI then identifies, for each Money Manager, the fee "cap." In all cases, the cap and the level of excess return at which it is reached are selected in accordance with criteria that aim to reward the Money Manager adequately for superior performance without creating incentives for either undue risk-taking or undue risk aversion (i.e., "closet indexing" of portfolio assets to the agreed-upon benchmark).


---------------------------------------------------------------- ------------------- --------------------------------
                         Money Manager                              Fulcrum Fee       Excess Return over Manager's
                                                                                      Benchmark Required to Receive
                                                                                               Fulcrum Fee
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Aronson + Partners                                                     45 bp                     210 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Atlantic Asset Management Partners, LLC                                35 bp                     165 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Bee & Associates, Inc                                                  108 bp                    458 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Eagle Capital Management                                               100 bp                    621 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Emerging Markets Management                                            170 bp                    370 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Fischer Francis Trees & Watts, Inc. (Bond Fund)                        45 bp                     251 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Harding, Loevner Management, L.P.                                      80 bp                     400 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Investment Research Company (Large Cap Core Equity)                    65 bp                     281 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Investment Research Company (Market Neutral Defensive Equity)          105 bp                    870 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Marathon Asset Management, Ltd.                                        88 bp                     424 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Palo Alto Investors                                                    105 bp                    524 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Seix Investment Advisors, Inc.                                         45 bp                     195 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Shapiro Capital Management Co., Inc.                                   73 bp                     325 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Smith Breeden Associates, Inc. (Bond Fund)                             48 bp                     157 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Smith Breeden Associates, Inc. (Short-Term Fund)                       40 bp                      95 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Standard Pacific Capital LLC                                           108 bp                    458 bp
---------------------------------------------------------------- ------------------- --------------------------------
---------------------------------------------------------------- ------------------- --------------------------------
Westport Asset Management, Inc                                         108 bp                    430 bp
---------------------------------------------------------------- ------------------- --------------------------------

Computing and Remitting Fees. The computation and remittance procedures that the Funds employ are described immediately below. All fee schedules are applied to the average daily net assets in each Money Manager's account for the time period in question. For purposes of computing the Funds' daily net asset values, however, performance-based fees are accrued based on investment returns achieved during the current performance fee period.

Computing and Remitting Fees. For the first two months following the inception of their accounts, Money Managers receive a straight asset-based fee equal to 150% of the minimum (floor) rate, regardless of performance.

Accrual of performance-based fees begins in the third calendar month rather than at an earlier date because the indices with reference to which Money Managers' performance is computed are typically not available until five or more business days after month-end. Since it is impractical to adjust fee accrual rates intra-month (e.g., during the second calendar month of investment operations based on performance achieved during the first month), the earliest that such accruals can reflect Money Managers' actual performance is the third calendar month.

Thereafter, a Money Manager is compensated according to its performance-based fee formula, with the fee for a given month based on the Money Manager's performance for the twelve months ending two months prior to that month. A two-month time lag is employed because, while TIP's directors would prefer that fees paid by Members in a given month reflect their actual returns, two facts preclude perfect linkage: 1. the law requires a minimum 12-month measurement period for performance-based fees; and 2. the returns on some managers' benchmarks (e.g., certain foreign stock indices) are not available until after month-end.

In the third through fourteenth calendar month of their employment by a Fund, Money Managers agreeing to performance-based fee arrangements may receive only a portion of the fees accrued by a Fund with respect to segments of the Fund managed by them. This occurs because of the legal requirement that there be a minimum one-year measurement period for performance-based portfolio management fees. Specifically, during this twelve month time period, the Money Managers will receive only the minimum (floor) fee to which they are entitled. Upon determination (on or about the tenth day of the fifteenth calendar month of its employment by the Fund) of the precise amount of fees to which such Money Manager is entitled for services rendered during the third through fourteenth months, any fees owed to the Money Manager will be disbursed.

Advantages and Disadvantages of Accrual and Remittance Procedures. TIP's board of directors recognizes that the procedure described above could give rise to inequities among Members. However, such inequities are likely to be less acute than those produced by performance-based fee arrangements entailing measurement periods longer than one year. For example, some regulated investment companies have performance-based portfolio management fee arrangements entailing rolling 36-month performance measurement periods. Under such arrangements, shareholders entering the Fund in, for example, month 72 may be forced to pay the maximum fees to which a money manager is entitled for several months following their initial purchase if the manager's performance was sufficiently good during months 36 through 71. This could occur even though the manager's performance is less good in the months immediately following the new shareholder's entry (e.g., months 72 through 84), because the fees for these months will reflect the manager's performance during prior time periods. The one-year measurement period that TIP employs does not eliminate these intergenerational inequities among changing shareholder populations, but it can help to minimize them. Because TIP's board seeks to tie the portfolio management fees paid by individual Members as closely as possible to the gross investment returns they actually realize, the board has approved performance-based fee arrangements with certain Money Managers entailing the minimum one-year measurement period permitted by law.


Control Persons and Principal Holders of Securities

As of March 31, 1999, there were no "control persons" (as such term is defined in the 1940 Act) of TIP. All shares of each Fund listed in this section are Common Stock, $.001 per Share, and are directly held. As of March 31, 1999, the following Members held five percent or more of the outstanding shares of each Fund as indicated:


------------------------------------------------------------------------------------------------------- --------------
Multi-Asset Fund
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
William Caspar Graustein Memorial Fund; 84 Trumbull Street; New Haven, CT 06511                         9.3%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
The Greater New Orleans Foundation; 2515 Canal St., Ste. 401; New Orleans, LA  70119                    9.1%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Chemical Heritage Foundation; 315 Chestnut Street; Philadelphia, PA 19106                               8.9%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Monterey Bay Aquarium Foundation; 886 Cannery Row; Monterey, CA  93940                                  7.6%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------

------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
International Equity Fund
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
The Rockefeller Foundation; 420 Fifth Avenue, 22nd Floor; New York, NY 10018                            20.7%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Houston Endowment Inc.; 600 Travis, Suite 6400; Houston, TX 77002                                       18.1%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Fan Fox and Leslie R. Samuels Foundation, Inc.; 630 Fifth Avenue, Suite 2255, New York, NY  10111       5.2%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------

------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Emerging Markets Fund
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Mayo Foundation; 200 First Street, S.W.; Rochester, MN 55905                                            22.2%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Carnegie Corporation of New York; 437 Madison Avenue; New York, NY 10022                                16.4%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Pew Memorial Trust,  c/o Glenmede Trust; 1 Liberty Place, Ste 1200; 1650 Market St;  Philadelphia,  PA  14.1%
19103
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
The Colorado Trust; 1600 Sherman Street; Denver, CO 80203                                               8.5%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
The Commonwealth Fund; One East 75th Street; New York, NY 10021                                         6.6%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
ACF/CRF Joint Fund; 3773 Cherry Creek North Drive #955; Denver, CO 80209                                5.9%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Charles Hayden Foundation; One Bankers Trust Plaza; 130 Liberty Street; New York, NY  10006             5.7%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------

------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
U.S. Equity Fund
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
William & Flora Hewlett Foundation; 525 Middlefield Road #200; Menlo Park, CA 94025                     14.0%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
BellSouth Foundation, Inc.; 1155 Peachtree Street, Suite 14F05; Atlanta, GA 30309                       10.4%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Denver Foundation; 455 Sherman Street, Suite 550; Denver, CO 80203                                      8.3%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Jacksonville Community Foundation; 112 W. Adams St., Suite 1414; Jacksonville, FL  32202                6.4%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
UJA Federation of Greater Washington; 6101 Montrose Road; Rockville, MD  20852                          5.5%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------

------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Bond Fund
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
The Duke Endowment; 100 North Tryon Street, Suite 3500; Charlotte, NC 28202                             15.0%

------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Triangle Community Foundation; P.O. Box 12834; Research Triangle Park, NC  27709                        8.3%

------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
RosaMary Foundation; 6028 Magazine Street; New Orleans, LA 70118                                        6.8%

------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Short-Term Fund

------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Undisclosed Private Foundation; New York, NY                                                            46.2%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
Houston Endowment Inc.; 600 Travis, Suite 6400; Houston, TX 77002                                       10.2%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
East Tennessee Foundation; 550 West Main Street; Knoxville, TN 37902                                    5.3%
------------------------------------------------------------------------------------------------------- --------------

Distribution of Fund Shares

Shares of TIP are distributed by FAI as a registered branch office of AMT Capital Securities, Inc., ("AMT Capital") pursuant to a Distribution Agreement (the "Distribution Agreement") dated January 1, 1995 between TIP and AMT Capital. The Distribution Agreement requires FAI and AMT Capital to use their best efforts on a continuing basis to solicit purchases of shares of TIP. No fees are payable by TIP pursuant to the Distribution Agreement, and FAI and AMT Capital bear the expense of their distribution activities. TIP, FAI, and AMT Capital have agreed to indemnify one another against certain liabilities.

Purchases. TIP reserves the right in its sole discretion to: (1) suspend the offering of shares of any Fund; (2) reject purchase orders when in the judgment of management such rejection is in the best interests of TIP; and (3) reduce or waive the minimum for initial investments.

Potential In-Kind Purchases. Fund shares are normally issued for cash only. In-kind purchases are accepted only when the securities being acquired:
1. are consistent with the investment objectives and policies of the acquiring Fund;
2.   are acquired for investment purposes (not for resale);
3.   are not restricted as to transfer either by law or market liquidity; and
4.   can be readily valued (e.g., are listed on a recognized exchange).

Redemptions. Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period that TIP is closed; (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets; and (3) for such other periods as the Commission may permit.

Potential In-Kind Redemptions. Should conditions exist which make cash payments undesirable, TIP reserves the right to honor any request for Fund redemption by making payment in whole or in part in readily marketable securities. These will be chosen by TIP and valued in the same manner as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a member may incur transaction expenses in converting these securities to cash. TIP has elected, however, to be governed by Rule 18f-1 under the 1940 Act. This obligates TIP to redeem shares, with respect to any one member during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the period. TIP is permitted to borrow to finance such redemptions without regard to restrictions that might otherwise apply under the 1940 Act.

Exchanges. One Fund's shares may be exchanged for shares of any other Fund. An exchange is a redemption out of one Fund and a purchase into another, thus, the applicable entry and exit fees for purchases and redemptions will apply. Any such exchange will be based on the respective net asset values of the shares involved as of the date of the exchange. Before making an exchange, a Member should consider the investment objectives of the Fund to be purchased.

Exchange Procedures. Exchange requests may be made either by mail or telephone and should be directed to FAI or the Transfer Agent. Telephone exchanges will be accepted only if the shares to be exchanged are held by the Fund for the account of the shareholder and the registrations of the two accounts are identical. Telephone requests for exchanges received prior to 4:00 p.m. (Eastern time) will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day. Telephone exchanges may also be subject to limitations as to amounts or frequency and to other restrictions established by the board of directors to ensure that such exchanges do not disadvantage TIP and its Members.

Tax Treatment of Exchanges. For federal income tax purposes an exchange between Funds is a taxable event and, accordingly, a capital gain or loss may be realized. Members should consult their tax advisers for further information in this regard. The exchange privilege may be modified or terminated at any time.


Supplemental Discussion of Investment Objectives, Policies, and Restrictions

Potential Benefits and Costs of Investing in Foreign Securities. Many institutional investors have made major commitments to foreign securities, typically for two reasons: (1) to reduce the volatility of their overall returns (foreign markets and domestic markets tend to rise and fall at different times); and (2) to enhance these returns over the long term.

A long-term investment horizon is appropriate because foundation governing boards, which typically meet on a part-time basis are generally unable to shift funds profitably between domestic and foreign markets in anticipation of short-term market movements. The safer assumption is that shifts of this sort will not produce profits net of trading costs. The opportunity to enhance long-term returns by investing in foreign markets lies in thus: international money managers have far more companies (and countries) to choose from than do managers investing solely in domestic securities. Therefore, the potential added value from active portfolio management is higher for international stock portfolios than for purely domestic ones. The costs are higher also, not only because management fees and custody costs tend to be higher on international portfolios, but also because foreign governments withhold a portion of the income that investors earn abroad. Despite these higher costs, the dual benefits of investing in foreign securities (increased diversification and the opportunity to earn higher returns by exploiting valuation inefficiencies in foreign markets) make a substantial allocation to them worthy of serious consideration by most foundation boards.

Performance Objectives. The Funds seek to outperform their performance benchmarks by different margins. These margins differ because:
1.       the costs of implementing each Fund's investment policies differ; and
2. the markets in which the Funds primarily invest vary in terms of efficiency, with the U.S. stock and fixed income markets arguably the most efficient (in a valuation sense) of all.

The margin by which each Fund seeks to outperform its performance benchmark thus reflects judgments by TIP's directors of the excess return that a properly diversified, actively managed fund might realistically seek to earn net of the costs that must be incurred to produce this excess return. "Excess return" as used here means the difference between a Fund's total return and the total return of its performance benchmark.

Short-Term Fund. As experienced foundation fiduciaries, members of the boards of TIP and FAI recognize that many foundations seek to control downward fluctuations in the value of assets earmarked for spending or distribution (in the form of grants) within twelve months ("current year spending"). This is generally achieved by investing them exclusively in cash equivalents, either directly or via money market funds. While such a policy comports well with the risk tolerances of some foundation fiduciaries, numerous studies of the risk/return characteristics of alternate short-term investment strategies suggest that a short-term bond fund whose average maturity ranges between the one to three months typical of regulated money market funds and the six months inherent in the Short-Term Fund's performance benchmark has the potential to augment foundation resources over time. Of course, the higher yields three- to six-month instruments typically display relative to shorter-term instruments may be insufficient to offset the larger principal losses longer-term securities produce in rising interest rate environments. However, the data below indicates there is a high probability of earning positive total returns in a given month by investing exclusively in securities included in the Short-Term Fund's benchmark (i.e., six-month Treasury bills). The data shows that, in the more than twenty-three year period ending March 31, 1998, there were only four calendar months in which a portfolio invested exclusively in six-month Treasury bills produced a negative total return. The worst loss was 0.15% (October 1979) and the average loss (four months, equally weighted) was 0.10%. It is important to note that this period encompasses several years (e.g., 1979-81) in which short-term interest rates rose at a speed and to a level that were unprecedented.

Risks of Investing Current Year Spending Monies in the Short-Term Fund. While there is no assurance that the Short-Term Fund's average duration will be less than six months in an environment of rising short-term interest rates, the Fund's Money Managers are authorized to shorten its average duration if they expect short-term interest rates to rise, and are prohibited by the Fund's investment policy from maintaining a weighted average duration exceeding six months. Consequently, in the opinion of TIP's board, it is unlikely that rising interest rates alone will cause the Fund's net asset value to decline materially over one-month (or longer) holding periods, even if short-term rates rise as quickly as they did in the 1979-81 time period. However, because the Fund will not be invested exclusively in instruments backed by the full faith and credit of the U.S. Government, it is possible that downgrades, defaults, and other elements of credit risk could cause the Fund's net asset value to decline by more than 0.15% in any given one-month holding period.

In the judgment of TIP's board, the potential rewards of investing monies earmarked for current year spending in a more aggressive manner than that typical of money market funds in general, and government money market funds in particular, outweigh the risks. However, the board recognizes that many foundations may remain unpersuaded by this argument, and it encourages such foundations to invest such monies not in the Short-Term Fund but rather in carefully selected, institutionally oriented money market funds with competitive expense ratios and adequate restrictions on the maturity and quality of portfolio holdings.


Supplemental Discussion of Policy Implementation and Risks

Deployment of Cash Reserves. At FAI's discretion, the cash reserves segment of each Fund may be used to create a temporary equity exposure for the Multi-Asset and U.S. Equity Funds, a foreign equity exposure for the Multi-Asset, International Equity, and Emerging Markets Funds, or a fixed income exposure of suitable duration for the Bond and Multi-Asset Funds, as the case may be, until those balances are allocated to and invested by the Money Managers or used for Fund transactions. The desired market exposure would be created with long positions in the appropriate number of futures contracts or options on futures contracts, within applicable regulatory limits.

Investment Strategies

Multi-Market and Multi-Currency Investing. Subject to the limitations on foreign securities and foreign currency exposure in the table below Money Managers may adjust the exposure of the Funds to different countries' markets and currencies based on their perceptions of their relative valuations. In doing so, Money Managers will assess: 1. general market and economic conditions, 2. the relative yield and anticipated direction of interest rates in particular markets, and 3. the relationship among the currencies of various countries. In their evaluations, Money Managers will use internal financial, economic, and credit analysis resources as well as information from external sources.

The ranges permit U.S. Equity Fund Money Managers to respond to circumstances in which foreign stocks are more attractively priced than U.S. stocks by investing up to 15% of the Fund's assets in foreign stocks. They permit Money Managers of the Multi-Asset, International Equity and Emerging Markets Funds to hedge up to 50% of the foreign currency exposure of each Fund's assets. It is expected that adjustments to the country and currency exposures of each Fund to be gradual and moderate, especially within the U.S. Equity, Bond and Short-Term Funds.

         Primary Risks: There is no assurance that changes in a Fund's country and currency allocations will enhance returns relative to more static allocations, or relative to allocations that resemble more closely the country and currency allocations inherent in a Fund's performance benchmark.


Borrowing.  Each Fund may borrow money temporarily from banks when:
1.   it is advantageous to do so in order to meet redemption requests;
2.   a Fund fails to receive transmitted funds from a Member on a timely basis;
3.   TIP's Custodian fails to complete delivery of securities sold; or
4.   a Fund needs cash to facilitate the settlement of trades made by the Fund.

In addition, each Fund may make securities loans or lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions, described below. By engaging in such transactions, a Fund may, in effect, borrow money. Securities may be borrowed under repurchase agreements.

Foreign Currency Exposure. TIP's directors have studied carefully the impact of exchange rate changes on the U.S. dollar value of foreign securities portfolios, and have concluded that the impact of such changes declines dramatically as the investment time horizon lengthens. This is especially true because global investors routinely adjust the prices they are willing to pay for shares of a given firm in response to changes in the foreign exchange value of the currencies in which its products (and costs) are denominated. For example, while it is likely that a sudden 10% decline in the Japanese yen's value in U.S. dollar terms will produce short-term losses in the dollar value of shares of Japanese exporters, the increased competitiveness of such firms typically will cause global investors to mark upwards such firms' relative price/earnings or price/book value multiples, albeit with a lag.

Exchange rate movements can produce large losses over short- and even medium-term time horizons, but TIP's directors strongly discourage foundations from investing in foreign securities in pursuit of short-term gains, and they believe that exchange rate movements are essentially neutral over the longer-term time horizons which most global investors properly employ. The logic of this position can be assessed by considering the implications of the opposite belief: that investors can earn an economic return over the very long term merely by holding certain currencies (i.e., continually rolling over long positions in a given currency or basket of currencies in the spot or futures markets). While there have undeniably been short-term periods when currency exposure per se produced positive real returns (e.g., holding Japanese yen during the five years ending December 1993), global trade and capital flows make it very difficult for the imbalance created by massive changes (up or down) in the foreign currency exchange value to persist. Countries whose currencies plummet in value can suffer enormous hardships, as can holders of shares denominated in such currencies. However, devaluations ultimately enhance these countries' competitiveness, thereby inducing global investors to sell shares of firms domiciled in countries with revalued currencies in order to fund purchases of shares of firms domiciled in countries with devalued ones.

Foreign Currency Hedging. Each of the Funds may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts, and options on foreign currency futures contracts. The primary objective of such transactions is to protect (hedge) against a decrease in the U.S. dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Conditions in the securities, futures, options, and foreign currency markets will determine whether and under what circumstances TIP will employ any of the techniques or strategies described below. TIP's ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies (see Tax Considerations).

Forward Contracts. A forward exchange contract is the purchase or sale of foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. It insulates returns from securities denominated in that currency from exchange rate fluctuations to the extent of the contract while the contract is in effect. A sale contract will be advantageous if the currency falls in value against the dollar and disadvantageous if it increases in value against the dollar. A purchase contract will be advantageous if the currency increases in value against the dollar and disadvantageous if it falls in value against the dollar.

Funds  may  use  forward  contracts  to  insulate  existing  security  positions
("position hedges") or proposed transactions ("transaction hedges"). For example, to establish a position hedge, a forward currency contract might be sold to protect the gain from a decline in the value of that currency against the dollar. To establish a transaction hedge, a foreign currency might be purchased on a forward basis to protect against an anticipated increase in the value of that currency against the dollar.

         Primary Risks: The success of currency hedging depends on the Money Manager's ability to predict exchange rate fluctuations. Predicting such fluctuations is extremely difficult and thus the successful execution of a hedging strategy is highly uncertain. An incorrect prediction will hurt Fund performance. Forward contracts that protect against anticipated losses have the corresponding effect of canceling possible gains if the currency movement prediction is incorrect.

         Precise matching of forward contract amounts and the value of portfolio securities is generally not possible because the market value of the protected securities will fluctuate while forward contracts are in effect. Adjustment transactions are theoretically possible but time consuming and expensive, so forward contract positions are likely to be approximate, not perfect, hedges.

         The cost to a Fund of engaging in forward contracts varies with factors such as the foreign currency involved, the length of the contract period, and prevailing market conditions, including general market expectations as to the direction of various foreign currency movements against the U.S. dollar. Furthermore, neither FAI nor the Money Managers may be able to purchase forward contracts with respect to all of the foreign currencies in which the Fund's portfolio securities may be denominated. In that case, the correlation between exchange rates and the portfolio's foreign currency exposure may not be precise. Moreover, if the forward contract is an over-the-counter transaction, as is usually the case, the Fund generally will be exposed to the credit risk of its counterparty. If, on the other hand, a Fund enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange, which may impose significant restrictions on the purchase, sale, or trading of such contracts, including the imposition of limits on price moves. Such limits may significantly affect the ability to trade such a contract or otherwise close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Other Hedging Strategies and Tactics. A Fund may employ other hedging strategies, such as interest rate, currency and index swaps, and the purchase or sale of related caps, floors, and collars. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the referenced indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Each Fund may enter into these transactions primarily:
1. to preserve a return or spread on a particular investment or portion of its portfolio
2.       to protect against currency fluctuations
3.       as a duration management technique
4. to protect against any increase in the price of securities the Fund anticipates purchasing at a later date

The Funds intend to use these transactions as hedges and not as speculative investments, and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Long/Short Strategies. In the opinion of TIP's and FAI's directors, the U.S. stock market is highly efficient in terms of valuation, and is becoming more so at a rapid rate due to the combined impact of falling computing costs, globalization of financial markets, and regulatory changes. In short, with so many powerful computers and skilled professionals attempting to exploit valuation anomalies among U.S. stocks, it is becoming increasingly difficult to outperform market averages. This is one reason why the U.S. Equity Fund seeks to outperform its performance benchmark by a narrower margin than TIP's international equity funds. It is also why the U.S. Equity Fund employs so-called long/short investment strategies, which entail the construction of a portfolio comprising long positions in stocks which the Money Manager perceives as undervalued, offset by an equivalent dollar amount of short positions in stocks which the Money Manager perceives as overvalued. Because the long and short subportfolios offset or neutralize each other, long/short strategies are sometimes referred to as "market neutral" strategies.

Long versus Short Positions. The rationale for using long/short strategies is simply stated: if you believe that skilled active managers can identify stocks that are likely to outperform market averages (i.e., they are undervalued), then it is also logical to assume that skilled active managers can identify stocks that are likely to underperform market averages (i.e., they are overvalued issues). In an increasingly efficient market, "short" sale techniques are appealing because they exploit a structural inefficiency in capital markets: the tendency of most investors to focus on the identification of undervalued, as distinct from overvalued, securities. Indeed, one of the chief reasons why it is becoming increasingly difficult to outperform the U.S. stock market is that long/short strategies, while still unconventional, are becoming increasingly popular among the large institutions that dominate the U.S. stock market. Outperforming broad market averages without using long/short strategies remains possible, of course, but in the opinion of TIP's directors the advantages of allocating a defined portion (zero to 30%) of the U.S. Equity Fund to such strategies outweigh the risks (discussed immediately below).

         Primary Risks: Risks of investing in short strategies are markedly different from those associated with long positions. Given the restrictions to which managers employing long/short strategies are subject, however, U.S. Equity Fund Members are not exposed to the risk of losing all their invested capital as a result of a stratospheric increase in the value of a single security (or indeed the stock market generally). Like the other institutions employing long/short strategies with which TIP and FAI directors are associated, TIP employs several safeguards to control the risks of such strategies:
1. Any long/short portfolios held by the Fund must comprise an approximately equivalent dollar amount of long and short positions in a diversified list of issues, and must be overlaid with long positions in stock index futures contracts, thus limiting potential losses on the short positions caused by a rise in stock prices generally.
2. The dollar size of a short position in a single stock may not represent more than 2% of a Fund's net assets.


Securities Lending. Through its custodial bank, and subject to strict guidelines summarized below TIP actively lends the securities held in all of its Funds. The incremental income from such lending activities varies from Fund to Fund, with U.S. securities typically commanding much narrower lending "spreads" (according to Kohlberg and Associates, average lending income might approximate 0.02% to 0.05% per annum) than foreign securities (0.15% to 0.75% per annum). These differences stem primarily from the far greater availability of lendable U.S. securities in relation to borrowing demand than exists in non-U.S. markets.

Each Fund is authorized to lend securities from its investment portfolios, with a value not exceeding 331/3% of its total assets (including collateral received in connection with any loans). Provided, however, it receives collateral in cash, U.S. Government securities, or irrevocable bank stand-by letters of credit maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The loans may be terminated at any time by TIP, and the relevant Fund will then receive the loaned securities within five days. During the loan period, the Fund receives the income on the loaned securities and a loan fee, and may thereby increase its total return. At the present time, the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's board of directors. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting a security on loan, the loan must be called and the securities voted.


Dollar  Roll  Transactions.  Dollar roll  transactions  consist of the sale to a counterparty (a bank or broker-dealer) of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty GNMA certificates or other mortgage-backed securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to repurchase. Dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date. A Fund will not use such transactions for leverage purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet its purchase obligations under the transactions.

Dollar rolls are similar to reverse repurchase agreements (described below) because they involve the sale of a security coupled with an agreement to repurchase. Like borrowings, a dollar roll involves costs to a Fund. For example, while a Fund receives a fee as consideration for agreeing to repurchase the security, it foregoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's entry into the dollar roll.

         Primary Risks: Dollar rolls involve potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Similarly, a Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since the counterparty is not required to deliver an identical security to a Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Repurchase and Reverse Repurchase Agreements. In a repurchase agreement, a Fund buys securities from a counterparty (e.g., a bank or securities firm) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the U.S. Bankruptcy Code or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest.

In a reverse repurchase agreement, a Fund sells U.S. Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the Fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. TIP will maintain for each Fund a segregated custodial account containing cash, U.S. Government securities, or other appropriate assets having an aggregate value at least equal to the amount of such commitments to repurchase, including accrued interest, until payment is made. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings.

In addition, repurchase and reverse repurchase agreements may also involve the securities of certain foreign governments in which there is an active repurchase market. FAI and the Money Managers expect that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

         Primary Risks: If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon their disposition. If the counterparty becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and are therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While TIP's management acknowledges these risks, it is expected that they can be mitigated through stringent security selection criteria and careful monitoring procedures.


Types of Investments.

Equity Securities

Foreign Securities. Foreign financial markets generally have substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets, settlements have sometimes been unable to keep pace with the volume of transactions, making it difficult to conclude such transactions.

         Primary risks: Delays in settlement could result in temporary periods when a portion of a Fund's assets is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         As foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly-available information about certain foreign companies than about domestic companies. Generally, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations which may have an impact on currency exchange rates, and there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Delivery of securities may not occur at the same time as payment in some foreign markets.

         Although the Funds will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since the Funds' investment objectives are to seek long-term capital appreciation and any income should be considered incidental.

Debt Securities

Bank Obligations. TIP limits its investments in U.S. bank obligations to those of U.S. banks that in FAI's or the Money Managers' opinions are sufficiently creditworthy. TIP limits its investments in foreign banks to those obligations of foreign banks (including U.S. branches of foreign banks)
 that, in the opinion of FAI or the Money Managers, are of an investment quality comparable to obligations of U.S. banks in which each Fund may invest. It defines domestic bank obligations to include instruments issued by U.S. (domestic) banks; U.S. branches of foreign banks, if such branches are subject to the same regulations as U.S. banks; and foreign branches of U.S. banks, if FAI or a Money Manager determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the U.S. parent bank, in that the parent is unconditionally liable in the event the foreign bank fails to perform under its obligations.

Foreign Bank Obligations. Obligations of foreign banks involve somewhat different investment risks than obligations of U.S. banks. Their liquidity could be impaired because of future political and economic developments, they may be less marketable than comparable obligations of United States banks, a foreign jurisdiction might impose withholding taxes on interest income payable on these obligations, foreign deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations, and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks generally are not subject to examination by any United States government agency or instrumentality. Also, commercial banks located in some foreign countries combine commercial banking and diversified securities activities, thus increasing the risks of their operations.

Corporate Debt Securities. Corporate debt securities of domestic and foreign issuers include corporate bonds, debentures, notes, commercial paper, medium-term notes, variable rate notes, and other similar corporate debt instruments. The Funds will invest only in those securities that are rated at least "BBB" by S&P or "Baa" by Moody's or determined by FAI or the Money Managers to be of similar creditworthiness. Bonds rated in these categories are generally described as investment-grade obligations.

Index Notes, Currency Exchange-Related Securities, and Similar Securities. Each Fund may purchase notes whose principal amount and/or interest payments may vary in response to the change (if any) in specified exchange rates, commodities prices, or stock index levels. Currency-indexed obligations are securities whose purchase price and interest and principal payments are denominated in a foreign currency. The amount of principal payable by the issuer at maturity varies according to the change (if any) in the exchange rate between two specified currencies during the period from the instrument's issuance date to its maturity date. A Fund may hedge the currency in which the obligation is denominated (or effect cross-hedges against other currencies) against a decline in the U.S. dollar value of the investment. Each Fund may also purchase principal exchange rate-linked securities and performance-indexed commercial paper. Each Fund will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

Other Foreign Currency Exchange-Related Securities. Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation, or financial institution of another nation. For example, a Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation.

         Primary Risks: Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. A Fund's decision to invest in any foreign currency exchange-related securities is based on the same general criteria applicable to debt securities, including the Fund's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to FAI's or the Money Manager's analysis of interest rates, issuer risk, and other factors.

Foreign Government and International and Supranational Agency Debt Securities. Obligations of foreign governmental entities include those issued or guaranteed by foreign governmental entities with taxing powers and those issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government or several foreign governments. Examples of international and supranational entities include the International Bank for Reconstruction and Development ("World Bank"), the European Steel and Coal Community, the Asian Development Bank, the European Bank for Reconstruction and Development, and the Inter-American Development Bank. The governmental shareholders usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Loan Participations. A loan participation is an interest in a loan to a U.S. corporation (the "corporate borrower") which is administered and sold by an intermediary bank. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank which sold the loan participation. Such loans must be to issuers in whose obligations a Fund may invest. Any participation purchased by a Fund must be sold by an intermediary bank in the United States with assets exceeding $1 billion.

         Primary Risks: Because the bank issuing a loan participation does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for a Fund to assert its rights against the underlying corporate borrower through the issuing bank, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Fund could be subject to delays, expenses, and risks which are greater than those which would have been involved if the Fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a Fund will be treated as illiquid, until the board of directors determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value, as determined by procedures approved by the board of directors.

Mortgage-Backed Debt Securities. Mortgage-backed securities are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities (the "Underlying Assets"). The two most common forms are:
1.       mortgage  pass-throughs,   which  represent  ownership  interests  in
         the Underlying Assets. Principal repayments and interest on the underlying mortgage loans are distributed monthly to holders.
2. collateralized mortgage obligations (CMO's), which represent debt obligations secured by the Underlying Assets.
Principal repayments and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay interest and principal.

Certain mortgaged-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Underlying Assets may cause the security to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes in the order of their respective stated maturities so that no payment of principal will be made on any class until all other classes having an earlier stated maturity have been paid in full.

Mortgage-backed securities are typically backed by a pool of Underlying Assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on Underlying Assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (1) liquidity protection; and (2) protection against losses resulting from ultimate default by an obligor on the Underlying Assets. Liquidity protection refers to the provision of advances, generally by the entity administering the Underlying Assets, to ensure that the receipt of payments on the Underlying Assets occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Governmental, government-related, and private entities may create new types of mortgage-backed securities offering asset pass-through and asset-collateralized investments in addition to those described above. As such new types of mortgage-related securities are developed and offered to investors, each Fund will, consistent with its investment objectives, policies, and quality standards, consider whether such investments are appropriate.

The duration of a mortgage-backed security, for purposes of a Fund's average duration restrictions, is computed based upon the expected average life of that security.

         Primary Risks: Prepayments on asset-backed debt securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, the obligors of the Underlying Assets may default on their payments, creating delays or loss of principal.

         Non-mortgage asset-backed securities involve certain risks not present in mortgage-backed securities. Most important, these securities do not have the benefit of a security interest in Underlying Assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical debt issue, and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Some forms of asset-backed securities are relatively new forms of investments. Although each Fund will only invest in asset-backed securities believed to be liquid, because the market experience in certain of these securities is limited, the market's ability to sustain liquidity through all phases of a market cycle may not have been tested.

Municipal Debt Securities. Municipal debt securities may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. "Private activity" bonds, including industrial development revenue bonds, are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations can have floating, variable, or fixed rates. Floating and variable rate obligations generally entail less interest rate risk than fixed rate obligations. Variable and floating rate obligations usually carry rights that permit a Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit and letters of credit, which will ordinarily be irrevocable, both of which are issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Fund's quality standards, FAI and the Money Managers will look at the creditworthiness of the party providing the right to sell as well as the quality of the obligation itself.

The interest on private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax. Fund distributions which are derived from interest on municipal securities are taxable to Members in the same manner as distributions derived from interest on taxable debt securities.

Securities Denominated in Multi-National Currency Units or More than One Currency. An illustration of a multi-national currency unit is the Euro, whose value is based on a "basket" consisting of specified amounts of European currencies. The specific amounts of currencies comprising the Euro may be adjusted by the Council of Ministers of the European Union to reflect changes in relative values of the underlying currencies. FAI and the Money Managers do not believe that such adjustments will adversely affect holders of Euro-denominated obligations or the marketability of such securities. European supranational entities, in particular, issue Euro-denominated obligations.

U.S. Treasury and U.S. Government Agency Securities. U.S. Government securities include instruments issued by the U.S. Treasury, including bills, notes, and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, maturities, and issuance dates. Other U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

Variable Amount Master Demand Notes. Variable amount master demand notes permit the investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund (as lender) and the borrower. These notes are generally not transferable, nor are they rated ordinarily by either Moody's or S&P.

Zero Coupon Securities and Custodial Receipts. In addition to securities issued directly by the U.S. Treasury, zero coupon securities include U.S. Treasury bonds or notes whose unmatured interest coupons and receipts for their principal have been separated by their holder, typically a custodian bank or investment brokerage firm. Once "stripped" or separated, the principal and coupons are sold separately. The principal, or "corpus", is sold at a deep discount because the buyer receives only the right to receive a future fixed payment and does not receive any rights to periodic interest payments. The coupons may be sold separately, or grouped with other coupons with like maturity dates and sold in a bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsels to the underwriters have issued the opinion that, for Federal tax and securities law purposes, purchasers of such certificates will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the U.S. Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a purchaser's beneficial ownership of zero coupon securities is recorded directly in the book-entry recordkeeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Derivative Securities

Futures Contracts. Each Fund may enter into contracts for the purchase or sale for future delivery (a "futures contract") of fixed income securities or foreign currencies, or based on financial indices including any index of common stocks, U.S. Government securities, foreign government securities, or corporate debt securities. A Fund may enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities, and three-month U.S. Treasury Bills. Each Fund also may enter into futures contracts based on securities that would be eligible investments for such Fund and denominated in currencies other than the U.S. dollar.

U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Futures contracts may be used as both hedging and income-enhancement strategies. As an example of a hedging transaction, a Money Manager holding a portfolio of equity securities and anticipating a near-term market decline might sell S&P 500 futures to obtain prompt protection pending an orderly portfolio liquidation. If the decline occurs, gains on the futures contract will offset at least in part the loss on the portfolio; if the Money Manager is wrong and the market rises, the loss on the futures contract will offset gains on the portfolio.

Although futures contracts by their terms call for actual delivery or acquisition of the underlying asset, in most cases the contractual obligation is fulfilled before the date of the contract by entering into an offsetting futures contract with delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. It is also possible that initial margin requirements may be increased in the future by regulators. An outstanding futures contract is valued daily and the payment in cash of "variation margin" generally will be required, a process known as "marking to the market." Each day the Fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

         Primary Risks: Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions related to: (1) investors' obligations to meet additional variation margin requirements; (2) decisions to make or take delivery, rather than to enter into offsetting transactions; and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends still may not result in a successful transaction.

         If predictions about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a Fund had hedged against the possibility of an increase in interest rates that would adversely affect the price of debt securities held in its portfolio and interest rates decreased instead, the Fund would lose part or all of the benefit of the increased value of its assets that it had hedged because it would have offsetting losses in its futures positions. In addition, particularly in such situations, if the Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be at increased prices reflecting the rising market. Consequently, the Fund may have to sell assets at a time when it may be disadvantageous to do so.

         A Fund's ability to establish and close out positions in futures contracts and options on futures contracts depends on the existence of a liquid market. Although a Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any future date. If it is not possible to effect a closing transaction in a contract at a satisfactory price, the Fund would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that a Fund has sold and is unable to close out, the Fund would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

         Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. This situation could potentially persist for several consecutive trading days.

        Risks of foreign currency futures contracts: Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to futures generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with forward contracts on foreign currencies. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the country of the underlying currency.

Options on Futures Contracts. The purchase of a put or call on a futures contract is similar in some respects to the purchase of a put or call on an individual security or currency. Depending on the option's price compared to either the price of the futures contract upon which it is based or the price of the underlying asset, it may or may not be less risky than ownership of the futures contract or the underlying assets. A Fund may purchase options on futures contracts for the same purposes as futures contracts themselves, i.e., as a hedging or income-enhancement strategy.

Writing a call option on a futures contract constitutes a partial hedge against declining prices of the underlying asset which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline in the Fund's portfolio holdings.

Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the underlying asset which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. CFTC regulations applicable to the Funds require that all of a Fund's positions in futures and options on futures constitute bona fide hedging transactions, except that a transaction need not constitute a bona fide hedging transaction and may be entered into for other purposes if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options does not exceed 5% of the value of the Fund's total assets.

         Primary Risks: The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to correlation risk, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         Options on foreign currency futures contracts may involve additional liquidity risk. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. Therefore, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in FAI's or the Money Manager's opinion, the market for such options has developed sufficiently that the risks of such options are not greater than the risks of the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential market risk to the Fund, because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when a position in options on foreign currency futures contracts would result in a loss whereas a position in the underlying futures contract would not, such as when there is no movement in the price of the underlying currency or futures contract.

Options on Foreign Currencies. Each Fund may purchase and sell (or write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, to sell at a future date a specified amount of a foreign currency at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

Instead of purchasing a put option when it anticipates a decline in the dollar value of foreign securities due to adverse fluctuations in exchange rates, a Fund could write a call option on the relevant currency. If the expected decline occurs, it is likely that the option will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of foreign securities to be acquired, a Fund could write a put option on the relevant currency. If exchange rates move as expected, the put will expire unexercised, and the Fund will have hedged such increased costs up to the amount of the premium.

         Primary Risks: As in the case of other types of options, the benefit to a Fund from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require them to forego a portion or all of the benefits of advantageous changes in such rates.

         The writing of a foreign currency option constitutes only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this movement does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Securities. The Funds may purchase and sell both exchange-traded and OTC options. Currently, although many options on equity securities and currencies are exchange-traded, options on debt securities are primarily traded in the over-the-counter market.

Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed. This clearing organization, in effect, guarantees every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a Fund and its counterparty with no clearing organization guarantee. Thus, when the Fund purchases OTC options, it relies on the dealer from which it purchased the OTC option to make or take delivery of the securities underlying the option.

The writer of an exchange-traded option that wishes to terminate its obligation may do so by a "closing purchase transaction," i.e., buying an option of the same series as the option previously written. Options of the same series are options on the same underlying security or currency with the same expiration date and exercise price. Likewise, the holder of an option may liquidate a position by a "closing sale transaction," i.e., selling an option of the same series as the option previously purchased. In general, an OTC option may be closed out prior to expiration only by entering into an offsetting transaction with the same dealer.

A Fund's transactions in options on securities and securities indices are governed by the rules and regulations of the respective exchanges, boards of trade, or other trading facilities on which the options are traded.

The Funds will write only "covered" options. An option is covered if, so long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government securities or other liquid high-grade debt obligations with a value sufficient at all times to cover its obligations.

         Primary Risks: The value of an option reflects, among other things, the current market price of the underlying currency or security, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying currency or security, and interest rates. Successful use of options depends, in part, on the ability of FAI or the Money Manager to forecast future market conditions. Options purchased by a Fund that expire unexercised have no value, and therefore a loss will be realized in the amount of the premium paid plus related transaction costs.

         The writer of a call option is obligated, upon its exercise, to sell the underlying securities or currency to the purchaser at the exercise price, thus losing the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. The writer of a put option is obligated, upon its exercise, to purchase the underlying securities or currency underlying the option at the exercise price. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price. Any losses are partially offset by the premium, which the writer retains regardless of whether the option is exercised

         A Fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs. However, commissions and transaction costs of such hedging activities may be less than those associated with purchases and sales of the underlying securities or foreign currencies.

         Risks of Exchange-Traded Options: A closing purchase or a closing sale transaction on an exchange-traded option can be made only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Fund, or trading in such options might be limited or halted by the exchange, thus making it impossible to effect closing transactions in particular options the Fund owns. As a result, the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market in an option which the Fund has written, it will not be able to sell the underlying security or currency until the option expires or deliver the underlying security or currency upon exercise or otherwise cover its position.

         Risks of OTC Options: Exchange-traded options generally have a continuous liquid market, whereas OTC options may not have one. A Fund generally will be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close it out prior to expiration only by entering into a closing purchase transaction with the same dealer. Although a Fund will enter into OTC options only with dealers who agree to enter into, and who are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. The inability to enter into a closing purchase transaction may result in material losses to the Fund, for example, by limiting its ability to sell the underlying security while the option is outstanding. This may impair the Fund's ability to sell a portfolio security at a time when such a sale might be advantageous. In addition, if the counterparty become insolvent, the Fund may be unable to liquidate an OTC option. Failure by the dealer to make to take delivery of the underlying securities would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. The Funds will only purchase options from dealers determined to be creditworthy.

         Risks of Foreign Currency Options: There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available generally is representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets which cannot be reflected in the options market until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be at a disadvantage by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Other Investments

Illiquid Securities. The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Fund's investment policy states that, generally, it will not purchase or sell OTC options if, as a result of such transaction, the sum of:
1.       the market value of OTC options currently outstanding held by the Fund;
2. the market value of the underlying securities covered by OTC call options currently outstanding sold by the Fund; and
3. margin deposits on the Fund's existing OTC options on futures contracts exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are illiquid or are not otherwise readily marketable.

This policy as to OTC options is not a fundamental policy of the Funds and may be amended by the directors of TIP without the approval of TIP's or a Fund's members. However, TIP will not change or modify this policy prior to a change or modification by the Commission staff of its position.

Warrants. So long as it remains a policy of the State of Texas, a Fund's investment in warrants, taken at the lower of cost or market value, may not exceed 5% of the Fund's net assets. Not more than 2% of a Fund's net assets may be invested in warrants not listed on the New York or American Stock Exchanges.


Fund Transactions

The debt securities in which TIP invests are traded primarily in the over-the-counter market by dealers who usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The cost of securities purchased from underwriters includes an underwriting commission or concession. Debt securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing transactions consists primarily of dealer spreads. In the markets in which a Fund buys and sells its assets, and depending upon the size of the transactions it executes, the spread between a security's bid and ask price is typically below 1/32 of 1% of the value of the transaction, and often is much less. The spread is not included in the expenses of a Fund and therefore is not subject to the expense cap; nevertheless, the incurrence of this spread, ignoring the other intended positive effects of the transaction, will decrease the total return of the Fund. However, a Fund will buy one asset and sell another only if FAI or the Money Managers believe it is advantageous to do so after considering the effects of the additional custodial charges and the spread on the Fund's total return.

Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the Funds' operating expense ratios can be expected to be higher than those of an investment company investing exclusively in domestic securities.

The selection of a broker or dealer to execute portfolio transactions is usually made by a Money Manager. In executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund, subject to specific directions from TIP or FAI. Securities ordinarily are purchased in their primary markets, and a Money Manager will consider all factors it deems relevant in assessing the best overall terms available for any transaction, including:
1.       the breadth of the market in the security
2.       the price of the security
3. the financial condition and execution capability of the broker or dealer, and
4. the reasonableness of the commission, if any (for the specific transaction and on a continuing basis)

In addition, when selecting brokers or dealers and seeking the best overall terms available, FAI and the Money Managers are authorized to consider the "brokerage and research services" (as defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds, FAI, or to the Money Manager. FAI and the Money Managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services which is in excess of the commission another broker or dealer would have charged for effecting the transaction. TIP, FAI, or the Money Manager, as appropriate, must determine in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided. Reasonableness will be viewed in terms of that particular transaction or in terms of all the accounts over which FAI or the Money Manager exercises investment discretion.

The Funds paid brokerage commissions as follows:

--------------------------------------------------------- --------------- -------------- ------------- -------------
                                                          1/1/98-         1/1/97-        1/1/96-       1/1/95-
                                                          12/31/98        12/31/97       12/31/96      12/31/95
--------------------------------------------------------- --------------- -------------- ------------- -------------
--------------------------------------------------------- --------------- -------------- ------------- -------------
TIFF Multi-Asset Fund                                                     $1,062,969     $519,532      $168,881*
--------------------------------------------------------- --------------- -------------- ------------- -------------
--------------------------------------------------------- --------------- -------------- ------------- -------------
TIFF International Equity Fund                                            $351,419       $449,353      $416,390
--------------------------------------------------------- --------------- -------------- ------------- -------------
--------------------------------------------------------- --------------- -------------- ------------- -------------
TIFF Emerging Markets Fund                                                $376,009       $408,836      $370,320
--------------------------------------------------------- --------------- -------------- ------------- -------------
--------------------------------------------------------- --------------- -------------- ------------- -------------
TIFF U.S. Equity Fund                                                     $355,548       $214,787      $148,197
--------------------------------------------------------- --------------- -------------- ------------- -------------

  * Partial period from inception of Fund (3/31/95).


Tax Considerations

The following summary of tax consequences does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.

Qualification as a Regulated Investment Company. Each Fund intends to qualify for annually and elect to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, a Fund must, among other things:
1. derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement");
2. derive less than 30% of its gross income each taxable year from sales or other dispositions of certain assets, namely:
         a. securities;
         b. options, futures, and forward contracts (other than those on foreign currencies); and c. foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities), held less than three months (the "30% Limitation");
3. diversify its holdings so that, at the end of each quarter of the Fund's taxable year: a. at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets
b. and not greater than 10% of the outstanding voting securities of such issuer; and
c. not more than 25% of the value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs); and
4. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any.

The U.S. Treasury Department has authority to promulgate regulations pursuant to which gains from foreign currency (and options, futures, and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income for purposes of the Qualifying Income Requirement. To date, such regulations have not been promulgated.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be taxed to the Fund at corporate rates. For each taxable year that the Fund qualifies as a RIC, it generally will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its Members. In addition, to avoid a nondeductible 4% federal excise tax, the Fund must distribute during each calendar year at least 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis, at least 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis, and any undistributed amounts from previous years. Each Fund intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional shares of the Fund unless a Member requests such distributions to be paid in cash. The 30% Limitation may require that a Fund defer closing out certain positions beyond the time when it otherwise would be advantageous to do so, in order not to be disqualified as a RIC. Each Fund will monitor its compliance with all of the rules set forth in the preceding paragraph.

Tax Treatment of Distributions. Dividends paid out of the Fund's investment company taxable income will be taxable to the Fund's Members as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction (assuming that the deduction is otherwise allowable in computing a Member's federal income tax liability). Distributions of any net capital gains designated by the Fund as capital gain dividends will be taxable to the Members as long-term capital gains, regardless of how long they have held their Fund shares, and are not eligible for the corporate dividends-received deduction. Members receiving distributions in the form of additional shares, rather than cash, generally will have a cash basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a Member as a return of capital which is applied against and reduces the Member's basis in its Fund shares. To the extent that the amount of any such distribution exceeds the Member's basis in its Fund shares, the excess will be treated as gain from a sale or exchange of the shares. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November, or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Members in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. Each Fund will inform Members of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Tax Treatment of Share Sales. Upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, a Member generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Member's holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the Member on a disposition of Fund shares held by the Member for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains deemed received by the Member with respect to such shares.

Tax Treatment of Zero Coupon Securities. Investments by a Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held. This is the case even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax and the 4% excise tax.

Tax Treatment of Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by the Code section 1234.

Option Sales: The premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security.

Option Purchases: With respect to a put or call option purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the premium, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures, and forward contracts in which a Fund may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses ("60/40 treatment"), regardless of the Fund's actual holding period for the contract. Also, a section 1256 contract held by a Fund at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"), and any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gains or losses (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

A Funds's hedging transactions may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the tax year in which such losses are realized. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred to purchase or carry any positions that are part of a straddle. Because only a few regulations pertaining to the straddle rules have been implemented, the tax consequences to the Funds for engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to Members.

A Fund may make one or more of the elections available under the Code that are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under some of the elections may accelerate the recognition of gains or losses from the affected straddle positions. As a result, the amount of Fund income distributed to Members and taxed to them as ordinary income or long-term capital gains may be greater or lesser as compared to the amount distributed by a fund that did not engage in such hedging transactions.

Tax Treatment of Short Sales. A Fund will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, a Fund's holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. The 30% limitation and the distribution requirements applicable to each Fund's assets may limit the extent to which each Fund will be able to engage in short sales and transactions in options, futures and forward contracts.

Tax Treatment of Partnership Investments. The current position of the Internal Revenue Service generally is to treat a RIC, i.e., each Fund, as owning its proportionate share of the income and assets of any partnership in which it is a partner in applying the Qualifying Income Requirement, the 30% Limitation, and the asset diversification requirements set forth above for RICs. These requirements may limit the extent to which the Funds may invest in partnerships, especially in the case of partnerships which do not primarily invest in a diversified portfolio of stocks and securities.

Tax Treatment of Foreign Currency-Related Transactions. Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or payables denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such payables, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of certain options, futures, and forward contracts and on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to Members as ordinary income.

Tax Treatment of Passive Foreign Investment Companies. If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating on a pro rata basis such distribution or gain to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any tax year of the Fund, other than the tax year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the tax year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its Members.

In lieu of being taxable in the manner described above, each Fund may be able to make an election to include annually in income its pro rata share of the ordinary earnings and net capital gain of any foreign investment company in which it invests, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, a Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. Other elections may become available to the Funds that would provide alternative tax treatment for investments in foreign investment companies.

Foreign Withholding Taxes. Fund income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its tax year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's Members the amount of foreign taxes paid by the Fund. Pursuant to this election, a Member will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability, subject to limitations. Each Member will be notified within 60 days after the close of the Fund's tax year whether the foreign taxes paid by the Fund will "pass through" for that year. With the possible exceptions of the Multi-Asset, International Equity, and Emerging Markets Funds, it is not anticipated that the Funds will be eligible to make this "pass-through" election. If a Fund is not eligible to make the election to "pass through" to its Members its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Fund will be treated as U.S. source income.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Member's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its Members. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Funds. Members who are not liable for federal income taxes other than the excise tax applicable to the net investment income of private foundations will not be affected by any such "pass through" of foreign tax credits.

Debt-Financed Shares. If a Member that generally is exempt from federal income taxation under Code section 501(a) incurs indebtedness in connection with, or as a result of, its acquisition of Fund shares, the shares may be treated as "debt-financed property" under the Code. In such event, part of all of any income or gain derived from the Member's investment in those shares could constitute "unrelated business taxable income." Unrelated business taxable income in excess of $1000 in any year is taxable and will require a Member to file a federal income tax return on Form 990-T.

Backup Withholding. A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all amounts distributed, or deemed to be distributed as a result of the automatic reinvestment by the Fund of its income and gains in additional shares of the Fund, and all redemption payments made to Members who:
1. fail to provide the Fund with their correct taxpayer identification numbers; or
2.       fail to make required certifications; or
3. who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a Member's U.S. federal income tax liability. Corporate Members and certain other Members (including organizations exempt from federal income taxation under Code section 501(a)) are exempt from such backup withholding.

Other Tax Considerations. A Fund may be subject to state, local, or foreign taxes in any jurisdiction in which the Fund may be deemed to be doing business. In addition, Members of a Fund may be subject to state, local, or foreign taxes on distributions from the Fund. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation. Members should consult their own tax advisers concerning the particular tax consequences to them of an investment in the Funds.


Member Information

Member Account Records. Investors Bank & Trust Company ("IBT"), TIP's Transfer Agent, maintains an account for each Member upon which the registration and transfer of shares are recorded, Any transfers are reflected by bookkeeping entry, without physical delivery. Certificates representing shares of a particular Fund normally will not be issued to Members. Written confirmations of purchases or redemptions are mailed to each Member. Members also receive via mail monthly account statements, which reflect shares purchased as a result of a reinvestment of Fund distributions.

Requests That Must Be in Writing. The Transfer Agent will require that a Member provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account, including wiring instructions and telephone privileges. TIP, FAI, Investors Capital, and the Transfer Agent will not be responsible for confirming the validity of written or telephonic requests.

Initial Investment. Foundations seeking to invest through TIP are asked to complete an Account Application. The completed Application is submitted to FAI and Investors Capital for review (so that FAI may verify the foundation's eligibility for membership). FAI will contact the foundation immediately if there is a question about eligibility, if the application is incomplete, or if for any other reason the account cannot be established by the initial investment date specified by the foundation on the Application. Funds should be wired by the foundation and received by IBT on the specified initial investment date. Detailed wiring instructions are provided on the Account Application.

Subsequent Investments. In many cases, foundations may make additional purchases in existing accounts or increase the number of Funds in which they invest by contacting FAI by phone. To ensure that the transaction can occur on the date preferred by the foundation, FAI should be provided with as much advance notice as possible. Under certain circumstances, FAI or Investors Capital may ask a member foundation to verify or supplement the information in the Account Application that is on file.


Calculation of Performance Data

TIP may, from time to time, include a Fund's yield and total return in reports to Members or prospective Members. A Fund's yield quotation is based on all investment income (including dividends and interest) per share during a particular 30-day (or one month) period less expenses accrued during the period ("net investment income"). It is computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula prescribed by the Commission:

YIELD  =  2 x { [ ((a - b) / (c x d)) + 1]6 - 1 }

Where:          a        =     dividends and interest earned during the period;
                b        =     expenses accrued for the period (net of
                               reimbursements);
                c        =     the average  daily number of Shares of a Fund
                               outstanding  during the period that
                               were entitled to receive dividends; and
                d        =     the maximum offering price per share on the
                               last day of the period.

The Funds' yields, as defined above, for the 30-day period ended December 31, 1998 were as follows:

            --------------------------------- -----------------------
            U.S. Equity Fund                  1.0%
            --------------------------------- -----------------------
            --------------------------------- -----------------------
            Bond Fund                         5.8%
            --------------------------------- -----------------------
            --------------------------------- -----------------------
            Short-Term Fund                   5.3%
            --------------------------------- -----------------------

Quotations of average annual total return are expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5, and 10 years, or the life of the Fund), calculated pursuant to the following formula as prescribed by the Commission:

P(1 + T)n = ERV

Where:          P        =       a hypothetical initial payment of $1,000;
                T        =       the average annual total return;
                n        =       the number of years; and
                ERV              = the ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.

The Funds' total returns, as defined above, as of December 31, 1998 are as follows:


-------------------------------------- --------------------- -------------------- -------------------- --------------
                                       12 Months Ended       12 Months Ended      Annualized since     Inception
                                       12/31/98              12/31/97             Inception            Date
-------------------------------------- --------------------- -------------------- -------------------- --------------
-------------------------------------- --------------------- -------------------- -------------------- --------------
Multi-Asset Fund                                             5.5%                 12.3%                3/31/95
-------------------------------------- --------------------- -------------------- -------------------- --------------
-------------------------------------- --------------------- -------------------- -------------------- --------------
International Equity Fund                                    1.1%                 7.6%                 5/31/94
-------------------------------------- --------------------- -------------------- -------------------- --------------
-------------------------------------- --------------------- -------------------- -------------------- --------------
Emerging Markets Fund                                        -0.4%                -3.8%                5/31/94
-------------------------------------- --------------------- -------------------- -------------------- --------------
-------------------------------------- --------------------- -------------------- -------------------- --------------
U.S. Equity Fund                                             33.1%                25.8%                5/31/94
-------------------------------------- --------------------- -------------------- -------------------- --------------
-------------------------------------- --------------------- -------------------- -------------------- --------------
Bond Fund                                                    9.6%                 8.7%                 5/31/94
-------------------------------------- --------------------- -------------------- -------------------- --------------
-------------------------------------- --------------------- -------------------- -------------------- --------------
Short-Term Fund                                              5.4%                 5.6%                 5/31/94
-------------------------------------- --------------------- -------------------- -------------------- --------------

TIP may also, from time to time, compare its Funds' returns and expense ratios to relevant market indices and manager or mutual fund averages, such as those reported by Morningstar, Lipper Analytical Services, Valueline, or other similar services.

Many large institutions, that are otherwise able to employ money managers with high separate account minimums (including several foundations represented on the boards of TIP and FAI) voluntarily elect to invest through TIP in order to reduce their custody, accounting, and audit costs. TIP seeks to reduce accounting costs and complexity through the use of statements and reports geared specifically to the needs of its Members. In addition, TIP Members benefit from complete automation of the process by which TIP's Money Managers, custodians, and other service providers are compensated for services rendered. Pursuant to procedures mandated either by governmental authorities or the Funds' independent accountant, the Funds' Custodian incorporates into its daily calculation of each Fund's net asset value per share estimated fees paid or owed (i.e., accrued) to service providers employed by the Fund. Thus, on any given day, the reported market value of a Member's shares in a given Fund reflects the Member's costs of investing in that Fund. At the same time, each Fund's performance (as reported in Members' monthly statements and TIP's quarterly updates) also reflects the costs of investing in it.


Determination of Net Asset Value

Business Days. Currently, there are eleven holidays during the year which are not Business Days: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans' Day, Thanksgiving, and Christmas. TIP will not accept purchase or redemption orders on these holidays.

Equity Funds. The net asset value per share is determined by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Net asset value per share is determined as of the normal close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

Bond and Short-Term Funds. The net asset value per share of each Fund is determined by adding the market values of all the assets of the Fund, subtracting all of the Fund's liabilities, dividing by the number of shares outstanding, and adjusting to the nearest cent. The net asset value is calculated by TIP's Accounting Agent as of 4:00 p.m. Eastern Time on each Business Day.

Calculating an Individual Security's Value. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time at which such securities are valued. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies (except for the Royal currencies of the United Kingdom, Ireland, Euros, Australia, and New Zealand) are converted into U.S. dollars at the bid price of such currencies against U.S. dollars as provided by an independent pricing supplier. The Royal currencies are converted at the ask price. All Fund securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price. Deposits and repurchase agreements are valued at their cost plus accrued interest unless FAI or the Money Manager whose segment of a Fund owns them determines in good faith, under procedures established by and under the general supervision of TIP's board of directors, that such value does not approximate the fair value of such assets. Positions (e.g., futures and options) listed or traded on an exchange are valued at their last sale price on that exchange or, if there were no sales that day for a particular position, at the closing bid price. Unlisted securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued not exceeding the ask prices nor less than the bid prices. The value of other assets is determined in good faith by FAI (or the Money Manager whose segment of the Fund owns them) at fair value under procedures established by and under the general supervision of TIP's board of directors.


Additional Service Providers

Service Provider Selection Criteria. TIP and FAI rely heavily on outside service providers to perform most functions their directors deem may be delegated. TIP's fund administrator, custodian, transfer agent, independent accountant, and legal counsel were selected based on the following criteria:
1.       corporate goals and cultures that are consistent with TIP's mission;
2. qualified, well-trained, motivated personnel at all levels of the organization;
3. a demonstrated commitment to providing high quality services at competitive prices; and
4. a demonstrated mastery of the regulatory environment in which they and their clients operate.

Custodian, Fund Accounting Agent, Transfer Agent, Registrar, and Distribution Disbursing Agent. Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, serves as the Custodian of the Funds' assets as well as their accounting agent, transfer agent, registrar, and dividend disbursing agent. As Custodian, IBT may employ sub-custodians outside the United States which are approved by TIP's board of directors.

Legal Counsel. Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006-2401, is TIP's legal counsel, for which it is compensated directly by TIP.

Independent Accountants. Pricewaterhouse Coopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as TIP's independent auditor. Members receive unaudited semi-annual financial statements and annual financial statements which are audited by Pricewaterhouse Coopers LLP. Members may also receive additional reports concerning the Funds or their Money Managers from FAI. Pricewaterhouse Coopers LLP also renders accounting services to FAI and certain Money Managers employed by the Funds.








Part C            OTHER INFORMATION


Item 23.                                 Exhibits

The following  exhibits are incorporated  herein by reference, are not required to be filed or are
filed herewith (as indicated):


                           (a)      Articles of
                                    Incorporation, dated
                                    December 24, 1993.
                                    (previously filed as
                                    Exhibit No. (1) to
                                    Pre-Effective Amendment
                                    No. 1 to Registrant's
                                    Registration Statement on
                                    Form N-1A).

                           (b)      By-laws. (previously
                                    filed as Exhibit No. (2)
                                    to Pre-Effective
                                    Amendment No. 2 to
                                    Registrant's Registration
                                    Statement on Form N-1A).

                           (c)      Not Applicable.

                           (d1)     Advisory Agreement, dated
                                    February 10, 1994,
                                    between the Registrant
                                    (TIFF U.S. Equity Fund)
                                    and Foundation Advisers,
                                    Inc. (previously filed as
                                    Exhibit No. (5a) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N-1A).

                                     (d2)   Advisory
                                    Agreement, dated February
                                    10, 1994, between the
                                    Registrant (TIFF
                                    International Equity
                                    Fund) and Foundation
                                    Advisers, Inc.
                                    (previously filed as
                                    Exhibit No. (5b) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N-1A).

                           (d3)     Advisory Agreement, dated
                                    February 10, 1994,
                                    between
                                    the
                                    Registrant (TIFF Emerging
                                    Markets Fund) and
                                    Foundation Advisers, Inc.
                                    (previously filed as
                                    Exhibit No. (5c) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N-1A).

                           (d4)     Advisory Agreement, dated
                                    February 10, 1994,
                                    between the Registrant
                                    (TIFF Bond Fund) and
                                    Foundation Advisers, Inc.
                                    (previously filed as
                                    Exhibit No. (5d) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N-1A).

                                        (d5)
                                    Advisory Agreement, dated
                                    February 10, 1994,
                                    between the Registrant
                                    (TIFF Short-Term Fund)
                                    and Foundation Advisers,
                                    Inc. (previously filed as
                                    Exhibit No. (5e) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N-1A).

                                         (d6)        Money
                                    Manager Agreement, dated
                                    March 16, 1994, between
                                    the Registrant (TIFF U.S.
                                    Equity Fund) and Aronson
                                    + Fogler Investment
                                    Management (previously
                                    filed as Exhibit No. (5f)
                                    to Pre-Effective
                                    Amendment No. 3 to
                                    Registrant's Registration
                                    Statement on N1-A).

                                          (d7)       Money
                                    Manager Agreement, dated
                                    April 8, 1994, between
                                    the Registrant (TIFF Bond
                                    Fund) and Atlantic Asset
                                    Management Partners, Inc.
                                    (previously filed as
                                    Exhibit No. (5g) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                                           (d8)      Money
                                    Manager Agreement, dated
                                    April 1, 1994, between
                                    the Registrant (TIFF
                                    Emerging Markets Fund)
                                    and BEA Associates
                                    (previously filed as
                                    Exhibit No. (5h) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                                            (d9)     Money
                                    Manager Agreement, dated
                                    March 16, 1994, between
                                    the Registrant (TIFF
                                    International Equity
                                    Fund) and Blairlogie
                                    Capital Management, Ltd.
                                    (previously filed as
                                    Exhibit No. (5i) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                                    (d10) Money Manager
                                    Agreement, dated March
                                    16, 1994, between the
                                    Registrant (TIFF Emerging
                                    Markets Fund) and
                                    Blairlogie Capital
                                    Management, Ltd.
                                    (previously filed as
                                    Exhibit No. (5j) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                                             (d11)   Money
                                    Manager Agreement, dated
                                    April 18, 1994, between
                                    the Registrant (TIFF
                                    International Equity
                                    Fund) and Delaware
                                    International Advisers,
                                    Ltd. (previously filed as
                                    Exhibit No. (5k) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                                             (d12)   Money
                                    Manager Agreement, dated
                                    March 16, 1994, between
                                    the Registrant (TIFF U.S.
                                    Equity Fund) and Eagle
                                    Capital Management.
                                    (previously filed as
                                    Exhibit No. (5l) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                                        (d13)        Money
                                    Manager Agreement, dated
                                    May 27, 1994, between the
                                    Registrant (TIFF Emerging
                                    Markets Fund) and
                                    Emerging Markets
                                    Management (previously
                                    filed as Exhibit No. (5m)
                                    to Post-Effective
                                    Amendment No. 1 to
                                    Registrant's Registration
                                    Statement on N1-A).

                                          (d14)      Money
                                    Manager Agreement, dated
                                    April 18, 1994, between
                                    the Registrant (TIFF U.S.
                                    Equity Fund) and First
                                    Quadrant (previously
                                    filed as Exhibit No. (5n)
                                    to Pre-Effective
                                    Amendment No. 3 to
                                    Registrant's Registration
                                    Statement on N1-A).

                                            (d15)    Money
                                    Manager Agreement, dated
                                    May 16, 1994, between the
                                    Registrant (TIFF Bond
                                    Fund) and Fischer Francis
                                    Trees & Watts, Inc.
                                    (previously filed as
                                    Exhibit No. (5o) to
                                    Post-Effective Amendment
                                    No.1 to Registrant's
                                    Registration Statement on
                                    N1-A).

                                         (d16)       Money
                                    Manager Agreement, dated
                                    May 16, 1994, between the
                                    Registrant (TIFF
                                    Short-Term Fund) and
                                    Fischer Francis Trees &
                                    Watts, Inc. (previously
                                    filed as Exhibit No. (5p)
                                    to Post-Effective
                                    Amendment No. 1 to
                                    Registrant's Registration
                                    Statement on N1-A).

                                           (d17)  Money
                                    Manager Agreement, dated
                                    March 16, 1994, between
                                    the Registrant (TIFF
                                    Emerging Markets Fund)
                                    and Genesis Asset
                                    Managers, Ltd.(previously
                                    filed as Exhibit No. (5q)
                                    to Pre-Effective
                                    Amendment No. 3 to
                                    Registrant's Registration
                                    Statement on N1-A).

                           (d18)    Money Manager Agreement,
                                    dated April 18, 1994,
                                    between the Registrant
                                    (TIFF International
                                    Equity Fund) and Harding,
                                    Loevner Management, L.P.
                                    (previously filed as
                                    Exhibit No. (5r) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d19)    Money Manager Agreement,
                                    dated March 16, 1994,
                                    between the Registrant
                                    (TIFF U.S. Equity Fund)
                                    and Investment Research
                                    Company (previously filed
                                    as Exhibit No. (5s) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d20)    Money Manager Agreement,
                                    dated March 16, 1994,
                                    between the Registrant
                                    (TIFF U.S. Equity Fund)
                                    and Investment Research
                                    Company (previously filed
                                    as Exhibit No. (5t) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d21)    Money Manager Agreement,
                                    dated April 18, 1994,
                                    between the Registrant
                                    (TIFF U.S. Equity Fund)
                                    and Jacobs Levy Equity
                                    Management (previously
                                    filed as Exhibit No. (5u)
                                    to Pre-Effective
                                    Amendment No. 3 to
                                    Registrant's Registration
                                    Statement on N1-A).

                           (d22)    Money Manager Agreement,
                                    dated March 16, 1994,
                                    between the Registrant
                                    (TIFF U.S. Equity Fund)
                                    and Kayne, Anderson
                                    Investment Management
                                    (previously filed as
                                    Exhibit No. (5v) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d23)    Money Manager Agreement,
                                    dated March 16, 1994,
                                    between the Registrant
                                    (TIFF International
                                    Equity Fund) and Marathon
                                    Asset Management, Ltd.
                                    (previously filed as
                                    Exhibit No. (5w) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d24)    Money Manager Agreement,
                                    dated March 16, 1994,
                                    between the Registrant
                                    (TIFF U.S. Equity Fund)
                                    and Martingale Asset
                                    Management, L.P.
                                    (previously filed as
                                    Exhibit No. (5x) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d25)    Money Manager Agreement,
                                    dated March 16, 1994,
                                    between the Registrant
                                    (TIFF U.S. Equity Fund)
                                    and Palo Alto Investors
                                    (previously filed as
                                    Exhibit No. (5y) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).


                           (d26)    Money Manager Agreement,
                                    dated March 16, 1994,
                                    between the Registrant
                                    (TIFF Bond Fund) and Seix
                                    Investment Advisors, Inc.
                                    (previously filed as
                                    Exhibit No. (5z) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d27)    Money Manager Agreement,
                                    dated April 18, 1994,
                                    between the Registrant
                                    (TIFF Bond Fund) and
                                    Smith Breeden Associates,
                                    Inc. (previously filed as
                                    Exhibit No. (5aa) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d28)    Money Manager Agreement,
                                    dated April 18, 1994,
                                    between the Registrant
                                    (TIFF Short-Term Fund)
                                    and Smith Breeden
                                    Associates, Inc.
                                    (previously filed as
                                    Exhibit No. (5bb) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d29)    Money Manager Agreement,
                                    dated March 16, 1994,
                                    between the Registrant
                                    (TIFF U.S. Equity Fund)
                                    and Turner Investment
                                    Partners, Inc.
                                    (previously filed as
                                    Exhibit No. (5cc) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d30)    Money Manager Agreement,
                                    dated March 16, 1994,
                                    between the Registrant
                                    (TIFF International
                                    Equity Fund) and Warburg
                                    Investment Management
                                    International, Ltd.
                                    (previously filed as
                                    Exhibit No. (5dd) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d31)    Money Manager Agreement,
                                    dated March 16, 1994,
                                    between the Registrant
                                    (TIFF U.S. Equity Fund)
                                    and Westport Asset
                                    Management, Inc.
                                    (previously filed as
                                    Exhibit No. (5ee) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d32)    Money Manager Agreement,
                                    between March 31, 1995
                                    between   the Registrant
                                    (TIFF Multi-Asset Fund)
                                    and Bee and Associates,
                                    Inc. (previously filed as
                                    Exhibit No. (5ff) to
                                    Post-Effective Amendment
                                    No. 4 to Registrant's
                                    Registration Statement on
                                    N1-A).

                           (d33)    Money Manager Agreement,
                                    dated March 31, 1995 between
                                    the Registrant (TIFF
                                    Multi-Asset Fund) and Blairlogie
                                    Capital Management
                                    (previously filed as Exhibit No. (5gg) to
                                    Post-Effective Amendment
                                    No. 4 to Registrant's Registration
                                    Statement on N1-A).

                           (d34)    Money Manager Agreement,
                                    dated March 31, 1995 between
                                    the Registrant (TIFF
                                    Multi-Asset Fund) and
                                    Delaware
                                    International Advisers,
                                    Ltd. (previously filed as
                                    Exhibit No.
                                    5hh)                 to
                                    Post-Effective Amendment
                                    No. 4 to Registrant's
                                    Registration
                                    Statement on N1-A).

                           (d35)    Money Manager Agreement,
                                    dated March 31, 1995 between
                                    the Registrant (TIFF
                                    Multi-Asset Fund) and First Quadrant
                                    (previously filed as
                                    Exhibit No. (5ii) to
                                    Post-Effective
                                    Amendment No. 4 to
                                    Registrant's Registration
                                    Statement on
                                    N1-A).

                           (d36)    Money Manager Agreement,
                                    dated March 31, 1995 between
                                    the Registrant
                                   (TIFF Multi-Asset Fund) and Harding, Loevner
                                    Management, L.P.
                                   (previously filed as Exhibit No.(5jj)to Post-
                                    Effective Amendment No. 4
                                    to Registrant's
                                    Registration
                                    Statement on N1-A).

                           (d37)    Money Manager Agreement,
                                    dated March 31, 1995 between the
                                    Registrant (TIFF
                                    International Equity Fund) and Lazard Freres
                                    Asset Management
                                   (previously filed as Exhibit No. (5kk) to
                                    Post-Effective
                                    Amendment No. 4 to Registrant's Registration
                                    Statement on N1-A).

                           (d38)    Money Manager Agreement,
                                    dated March 31, 1995 between the
                                    Registrant (TIFF
                                    Multi-Asset Fund) and A. Gary Shilling &
                                    Co., Inc. (previously
                                    filed as Exhibit No. (5ll) to Post-Effective
                                    Amendment No. 4
                                    to Registrant's Registration Statement on
                                    N1-A).

                           (d39)    Money Manager Agreement,
                                    dated March 31, 1995 between the
                                    Registrant (TIFF
                                    Multi-Asset Fund) and TCW
                                    Funds
                                    Management, Inc.
                                    (previously filed as
                                    Exhibit No. (5mm)
                                    to
                                    Post-Effective Amendment
                                    No. 4 to Registrant's
                                    Registration
                                    Statement on N1-A).

                           (d40)    Sub-Advisory Agreement,
                                    dated March 31, 1995 between TCW
                                    Funds Management, Inc.
                                    and TCW Asia Ltd. (previously filed as
                                    Exhibit No. (5nn) to
                                    Post-Effective Amendment No. 4 to
                                    Registrant's Registration
                                    Statement on N1-A).

                           (d41)    Sub-Advisory Agreement,
                                    dated March 31, 1995 between TCW
                                    Funds Management, Inc.
                                    and TCW London International, Ltd.
                                    (previously filed as
                                    Exhibit No. (5oo) to
                                    Post-Effective
                                    Amendment No. 4 to
                                    Registrant's Registration
                                    Statement on N1
                                    -
                                    A).

                           (d42)    Money Manager Agreement,
                                    dated March 31, 1995 between the
                                    Registrant (TIFF
                                    Multi-Asset Fund) and Wellington Management
                                    Company (previously filed
                                    as Exhibit No. (5pp) to Post-Effective
                                    Amendment No. 4 to
                                    Registrant's Registration Statement on
                                    N1-A).

                           (d43)    Money Manager Agreement,
                                    dated March 31, 1995 between the
                                    Registrant (TIFF U.S.
                                    Equity Fund) and Martingale Asset
                                    Management L.P.
                                    (previously filed as
                                    Exhibit (5ww) to
                                    Post-Effective Amendment
                                    No. 5 to Registrant's
                                    Registration Statement on
                                    Form N1-A).

                           (d44)    Money Manager Agreement,
                                    dated January 5, 1996 between the
                                    Registrant (TIFF Emerging
                                    Markets Fund) and Lazard
                                    Freres Asset Management
                                    (previously filed as
                                    Exhibit (5xx) to
                                    Post-Effective Amendment
                                    No. 5 to Registrant's
                                    Registration Statement on
                                    Form N1-A).

                           (d45)    Money Manager Agreement,
                                    dated March 31, 1995 between the
                                    Registrant (TIFF
                                    International Equity
                                    Fund) and Bee
                                    & Associates, Inc.
                                    (previously filed as
                                    Exhibit (5yy) to
                                    Post-Effective Amendment
                                    No. 5 to Registrant's
                                    Registration Statement on
                                    Form N1-A).

                           (d46)    Advisory Agreement, dated
                                    March 31, 1995, between the
                                    Registrant (TIFF
                                    Multi-Asset Fund) and Foundation
                                    Advisers, Inc.
                                    (previously filed as
                                    Exhibit (5zz) to
                                    Post-Effective Amendment
                                    No. 5 to Registrant's
                                    Registration Statement on
                                    Form N1-A).

                           (d47)    Money Manager Agreement,
                                    dated June 30, 1996, between the
                                    Registrant (TIFF
                                    Multi-Asset Fund) and
                                    Standard Pacific Capital
                                    LLC. (previously filed as
                                    Exhibit (5aaa) to
                                    Post-Effective Amendment
                                    No. 6 to Registrant's
                                    Registration Statement on
                                    Form N1-A).

                           (d48)    Money Manager Agreement,
                                    dated January 1, 1997, between the
                                    Registrant (TIFF Emerging
                                    Markets Fund) and
                                    Emerging Markets
                                    Management (previously
                                    filed as Exhibit (5aab)
                                    to Post-Effective
                                    Amendment No. 6 to
                                    Registrant's Registration
                                    Statement on Form N1-A).

                           (d49)    Money Manager Agreement,
                                    dated January 7, 1997, between the
                                    Registrant (TIFF
                                    Multi-Asset Fund) and
                                    Grantham, Mayo, Van
                                    Otterloo & Co. LLC
                                    (previously filed as
                                    Exhibit (5aac) to
                                    Post-Effective Amendment
                                    No. 6 to Registrant's
                                    Registration Statement on
                                    Form N1-A).

                           (d50)    Money Manager Agreement,
                                    dated June 2, 1997, between the
                                    Registrant (TIFF
                                    Multi-Asset Fund) and
                                    Shapiro Capital
                                    Management Co.
                                    (previously filed as
                                    Exhibit (5aad) to
                                    Post-Effective Amendment
                                    No. 7 to Registrant's
                                    Registration Statement on
                                    Form N1-A).

                           (d51)    Money Manager Agreement,
                                    dated July 1, 1997, between the
                                    Registrant (TIFF
                                    Multi-Asset Fund) and
                                    Seix Investment Advisors
                                    Inc. (previously filed as
                                    Exhibit (5aae) to
                                    Post-Effective Amendment
                                    No. 7 to Registrant's
                                    Registration Statement on
                                    Form N1-A).

                           (d52) Money Manager Agreement, dated December 24, 1998, between the Registrant (TIFF U.S. Equity Fund) and Aronson + Partners, filed herewith.

                           (d53)    Money Manager Agreement,
                                    dated May 12, 1998,
                                    between the Registrant
                                    (TIFF International
                                    Equity Fund) and Mercury
                                    Asset Management
                                    International Ltd., filed
                                    herewith.

                           (d54)    Money Manager Agreement,
                                    dated September , 1998,
                                    between the Registrant
                                    (TIFF U.S. Equity Fund
                                    and TIFF Multi-Asset
                                    Fund) and Martingale
                                    Asset Management, L.P.,
                                    filed herewith.

                           (e)      Distribution Agreement,
                                    dated February 10, 1994,
                                    between
                                    the
                                    Registrant and Foundation
                                    Advisers, Inc.
                                    (previously filed
                                    as
                                    Exhibit No. (6) to
                                    Pre-Effective Amendment
                                    No. 3 to

                                    Registrant's Registration
                                    Statement on N-1A).

                                       (e1) Distribution
                                    Agreement, dated January
                                    1, 1995, between
                                    Registrant and AMT
                                    Capital Services, Inc.
                                    (previously filed as
                                    Exhibit No. (6a) to
                                    Post-Effective Amendment
                                    No. 4 to Registrant's
                                    Registration Statement on
                                    N-1A).

                                      (e2) Distribution  Agreement dated May 29,
                                    1998  between  Registrant  and  AMT  Capital
                                    Securities, LLC, filed herewith.

                           (f)      Not Applicable.

                           (g)      Custodian Agreement,
                                    dated February 10, 1994, between the
                                    Registrant and Investors
                                    Bank & Trust Company. (previously
                                    filed as Exhibit No. (8) to Pre-Effective
                                    Amendment No. 3 to
                                    Registrant's Registration
                                    Statement on N-1A).

                                         (g1)   Amendment
                                    No. 1 to the Amended and
                                    Restated Custodian
                                    Agreement between TIFF
                                    Investment Program, Inc.
                                    and Investors Bank &
                                    Trust Company dated March
                                    14, 1997 (previously
                                    filed as Exhibit (8a) to
                                    Post-Effective Amendment
                                    No. 6 to Registrant's
                                    Registration Statement on
                                    Form N1-A).

                                        (g2) Delegation Agreement, dated May 12,
                                    1998 between the  Registrant  and  Investors
                                    Bank & Trust Company, filed herewith.

                                        (g3)  Amendment to Custodian  Agreement,
                                    between the  Registrant and Investors Bank &
                                    Trust Company dated May 29, 1998, filed herewith.

                           (h)      Transfer Agency and
                                    Service Agreement, dated
                                    February
                                    10,
                                    1994, between the
                                    Registrant and Investors
                                    Bank & Trust Company.
                                    (previously filed as
                                    Exhibit No. (9a) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N-1A).

                           (h1)     Administration Agreement,
                                    dated February 10, 1994,
                                    between the Registrant
                                    and AMT Capital Services,
                                    Inc. (previously filed as
                                    Exhibit No. (9b) to
                                    Pre-Effective Amendment
                                    No. 3 to Registrant's
                                    Registration Statement on
                                    N-1A).

                           (h2)     Administration Agreement,
                                    dated February 10, 1994
                                    as amended January 1,
                                    1995, between the
                                    Registrant and AMT
                                    Capital Services, Inc.
                                    (previously filed as
                                    Exhibit (9c) to
                                    Post-Effective Amendment
                                    No. 5 to Registrant's
                                    Registration Statement on
                                    Form N1-A).

                           (h3)     Administration  Agreement,   dated  May  29,
                                    1998,  between the  Registrant and Investors
                                    Capital Services, Inc., filed herewith.

                           (i)      Opinion and Consent of
                                    Counsel. (previously
                                    filed as Exhibit No. (10)
                                    to Pre-Effective
                                    Amendment No. 3 to
                                    Registrant's Registration
                                    Statement on N-1A).

                           (j)      Not Applicable.

                           (k)      Not Applicable.

                           (l)      Purchase Agreement, dated
                                    March 29, 1994, for Initial Capital
                                    between Registrant and
                                    The John D. and Catherine T.
                                    MacArthur Foundation. (previously filed as
                                    Exhibit No. (13) to
                                    Pre-Effective Amendment No. 3 to
                                    Registrant's Registration
                                    Statement on N-1A).

                           (m)      Not Applicable.

                           (n)      Financial Data Schedules,
                                    filed herewith.

                           (0)      Not Applicable.


Item 24
Persons Controlled by or under Common Control with the Registrant

None.

Item 25
Indemnification.

         The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgements, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26
Business and Other Connections of Investment Adviser.

               The business and other connections of Foundation Advisers, Inc. (the Adviser) is on the Uniform Application for Investment Adviser Registration ("Form ADV") as currently on file with the Commission (File No. 801-45618) the text of which is hereby incorporated by reference.

Item 27
Principal Underwriters.

(a) In addition to the Registrant, AMT Capital Securities, L.L.C. currently acts as distributor to Harding Loevner Funds, Inc., Holland Series Fund, Inc., SAMCO Fund, Inc., and FFTW Funds, Inc. AMT Capital Securities, L.L.C. is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.

(b) For each Director or officer of AMT Capital Securities, L.L.C.

Name and Principal
Business Address           Positions & Offices              Positions & Offices
with Underwriter           with Distributor                   with Registrant

Alan M. Trager            Director, Chairman and             None
600 Fifth Avenue           Treasurer
26th Floor
New York, NY  10020

Arthur Goetchius           President
600 Fifth Avenue
26th Floor
New York, NY  10020

Carla E. Dearing           Vice President                   Assistant Treasurer
600 Fifth Avenue
26th Floor
New York, NY  10020

 (c) Not applicable.

Item 28
Location of Accounts and Records.

                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.


                  Foundation Advisers, Inc.
                  2405 Ivy Road
                  Charlottesville, Virginia 22903

                  Investors Capital Services, Inc.
                  600 Fifth Avenue, 26th Floor
                  New York, New York 10020

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

Item 29
Management Services.

Not applicable.

Item 30
Undertakings.

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlottesville and the Commonwealth of Virginia on the 1st day of March, 1999.




                                        TIFF INVESTMENT PROGRAM, INC.
                                        Registrant

                                        By:      /s/ David A. Salem
                            David A. Salem, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement had been signed below by the following persons in the capacities and on the dates indicated.


/s/ David A. Salem                        *
David A. Salem, President and Director         William F. Nichols, Director

/s/ Esther Cash                           *
Esther Cash, Principal Financial Officer       Alicia A. Philipp, Director

*                                         *
John E. Craig, Director                        Fred B. Renwick, Director

*                                         *
William F. McCalpin, Director                  Robert E. Wise, Director

*By:     /s/ Esther Cash
         Esther Cash, Attorney-in-Fact

Date:    March 1, 1999

                                  EXHIBIT INDEX


Exhibit No.

(d52) Money Manager Agreement, dated December 24, 1998, between the Registrant (TIFF U.S. Equity Fund) and Aronson + Partners.

(d53) Money Manager Agreement, dated May 12, 1998, between the Registrant (TIFF International Equity Fund) and Mercury Asset Management International Ltd.

(d54) Money Manager Agreement, dated September , 1998, between the Registrant (TIFF U.S. Equity Fund and TIFF Multi-Asset Fund) and Martingale Asset Management, L.P.

(e2) Distribution Agreement dated May 29, 1998 between Registrant and AMT Capital Securities, LLC.

(g2)              Delegation   Agreement,   dated  May  12,  1998   between  the
                  Registrant and Investors Bank & Trust Company.

(g3)              Amendment to Custodian Agreement, between the
                  Registrant and Investors Bank & Trust Company dated May 29, 1998.

(h3) Administration Agreement, dated May 29, 1998, between the Registrant and Investors Capital Services, Inc.

(n)               Financial Data Schedules.